COUNTRY MUTUAL FUNDS
Country Growth Fund, Inc.
Country Asset Allocation Fund, Inc.
Country Tax Exempt Bond Fund, Inc.
Country Taxable Fixed Income Series Fund, Inc.
     Money Market Series
     Short-Term Government Bond Series
     Long-Term Bond Series

BOARD OF DIRECTORS
Ronald R. Warfield
Herbert G. Allen
Charlot R. Cole
Nancy J. Erickson
Ailene Miller
Wendell L. Shauman
Robert L. Phelps

OFFICERS
Ronald R. Warfield, President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
Duane L. Miller, Vice President
Richard M. Miller, Vice President
Philip T. Nelson, Vice President
Paul M. Harmon, Secretary
David A. Magers, Treasurer
Richard F. Day, Controller

INVESTMENT ADVISOR
Country Trust Bank
Bloomington, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
Country Trust Bank
808 IAA Drive, P.O. Box 2901
Bloomington, Illinois 61702-2901
www.countryinvestment.com

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.
                                                              F30-113-06 (06/01)

[COUNTRY MUTUAL FUNDS LOGO]

                                   [GRAPHIC]

                            A n n u a l   R e p o r t

                                     COUNTRY
                                  MUTUAL FUNDS

                                  June 30, 2001

                            Country Growth Fund, Inc.

                      Country Asset Allocation Fund, Inc.

                       Country Tax Exempt Bond Fund, Inc.

                 Country Taxable Fixed Income Series Fund, Inc.
                               Money Market Series
                       Short-Term Government Bond Series
                             Long-Term Bond Series

                                   [GRAPHIC]

                          High-caliber asset management



                          [COUNTRY MUTUAL FUNDS LOGO]

                  INVESTMENT ADVISORS' LETTER TO SHAREHOLDERS
DEAR SHAREHOLDER:

    In the opening lyric to the song "Spinning Wheel," David Clayton-Thomas summarizes the markets' actions over the past year almost perfectly -- "What goes up must come down, spinning wheel got to go round." Last summer, we felt that a key to market action had been the Federal Reserve Board's moves to raise interest rates six times in order to keep inflation at bay. Today, we see the Fed reversing those actions with six interest rate cuts since the beginning of 2001 to stimulate the economy as concerns focus on weakening business conditions. Last summer, equity markets backed off their peak levels reached in March of 2000, but the overall tenor of the market was optimistic. Today, the broad market measure of the S&P 500 has dropped about 20% from the peak back to levels last seen in 1998. The technology-oriented NASDAQ index, which had climbed extraordinarily quickly, has plummeted by more than 50% and it, too, is selling at 1998 levels. What goes up must come down, indeed!

    In the stock market, many of the growth stocks that led the advance over the past 6 years have also led the decline. Value-oriented issues, that lagged in performance over that time frame, have relatively done well. However, the business outlook remains clouded, companies continue to warn that earnings reports will not meet expectations, and valuation levels remain high. While many market observers are calling for a near-term bottom in equity performance, our view is that such statements are premature. At best, we think that stocks are at an inflection point and that future movements depend on the direction of the economy. If the United States can avoid slipping into a recession, stocks will likely remain in a trading range that can provide good opportunities for individual issues and specific industry sectors. However, if a period of prolonged economic weakness is in store, then the bottom in stock prices has probably not yet been seen.

    During the year, investors flocked to the bond market seeking stable returns in uncertain times. The yield on the ten-year Treasury note declined to 5.4% from 6% as the economy drastically slowed and the Federal Reserve began a program of cutting short-term interest rates. Bond investors were rewarded with double-digit returns in long-maturity high-grade bonds. On the other hand, junk bonds had only marginal positive returns as weaker profits and the declining stock market sparked credit concerns of lower-rated issuers. Today, the pace of the Fed rate cuts is set to slow. This could be a sign that bond returns will not be as robust next year.

    At this point in time, the best way to describe market conditions and prospects is to say that they are more uncertain than usual. This is part of the cyclical nature of markets. Over the past years they have gone up, gone down and, as the old song suggests, the "spinning wheel got to go "round". For the disciplined long-term investor who can look beyond the current turmoil, there will likely be good opportunities as well as risks. We look forward to finding those good opportunities for you, our shareholders.

                              COUNTRY GROWTH FUND
                            INCEPTION DATE 04/21/66

    The annualized total returns for the Fund for the period ended June 30, 2001, are as follows:

1 YEAR  5 YEAR   10 YEAR
------  ------   -------
-3.87%  13.78%   12.80%

    These returns assume all dividends and capital gains were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    While the negative total return for the Growth Fund over the past year is certainly disappointing, it is quite good in comparison to overall stock market performance. Over this same time frame, the S&P 500 Index had a total return of -14.85% and the average Large-Cap Core Fund as measured by Lipper, Inc. returned -15.90%. The Growth Fund ranks in the 95th percentile (30th out of 634 funds) for the twelve-month period. Once again, Lipper has changed the classification for the Growth Fund and moved it from Large-Cap Value to Large-Cap Core. The Growth Fund has no control over Lipper's classification decisions. However, we feel the current classification is the most accurate for the Fund given our strategy of investing in stocks of companies that are reasonably priced in relation to their growth prospects.

    We remain cautious in our outlook for equities over the near term, but we feel that some opportunities are beginning to emerge. As we see attractive valuations for industry leading companies, we will certainly take advantage of them. Our investment approach will continue to be patient and selective as we seek to identify solid, long-term opportunities for the benefit of our shareholders.

                         COUNTRY ASSET ALLOCATION FUND
                            INCEPTION DATE 12/07/78

    The annualized total returns for the Fund for the period ending June 30, 2001, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
-1.24%  10.65%    10.57%

    These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    The COUNTRY Asset Allocation Fund returned -1.24% during the last twelve months. This performance was better than the average Flexible Portfolio Fund as measured by Lipper, Inc., which returned -5.75%.

    Since peaking in March of 2000, equity markets have been steadily declining. The main culprits have been a sagging economy, lower corporate profits, and high valuations. Technology issues have been the hardest hit, but most sectors have been moving in the same direction. Many investors are now searching for signs of a bottom in equity prices. Although we do expect better market performance than we've seen over the last twelve months, we have reservations that stock prices will return to their former glory days anytime soon. At best, we expect moderate returns and a reversion to more normalized stock values.

    Fixed income securities have performed quite well over the same period. As interest rates have come down, these instruments have provided steady positive returns and have offset some of the weakness in stocks. We continue to believe inflation is under control, but we doubt bond prices will rise much from current levels. The most likely scenario at this point seems to be that bonds will trade in a tight range until the economic climate becomes clearer.

    The asset allocation as of June 30, 2001, was 63% stocks, 34% bonds, and 3% cash equivalents.

                          COUNTRY TAX-EXEMPT BOND FUND
                            INCEPTION DATE 12/07/78

    The annualized total returns for the Fund for the period ending June 30, 2001, are as follows:

1 YEAR  5 YEARS  10 YEARS
------  -------  --------
7.73%    5.69%    5.82%

    These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    Although the Fund's income is exempt from federal income tax, it may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.

    For the first six months of our fiscal year, municipal bond yields fell across all maturities. Strong demand and light supply fueled the yield decline. Conversely, since January of 2001, with the exception of the short-end of the curve, municipal yields rose, with the Bond Buyer Index-20 ending the year at 5.21%. Nervousness over suggested new tax rates, California's utility problems and the increased supply of bonds contributed to higher yields for most municipals bonds. While municipal bond issuance is currently up 39% versus the 1st six months of our prior fiscal year, municipal yields have recently experienced a strong performance, especially in the short-end of the curve. The Fund's one year total return was 7.73%. This compares to the Lipper Intermediate Municipal Bond Index return of 8.70% and the Lehman Seven-Year Municipal Bond Index return of 9.18%. Reasons for the lag in return were the purchase of a California credit in the first quarter of 2001 coupled with a duration that is longer than the index.

    Tax-exempt bonds, especially in the mid-to-long end of the curve, should perform well for the remainder of 2001. The spread between the yield on the two-year and thirty-year municipal bond has not been this steep since late 1994. This spread differential is largely due to the Fed-easing program. We expect the spread to move back to historical levels as municipals continue to benefit from strong retail investment and the continued volatility in the equity markets. The new Tax Bill is essentially a non-event. The cuts in marginal tax rates are not large enough to influence a change in tax-exempt behavior. Consequently, we believe the municipal market will continue to perform well for the remainder of this year.

                           COUNTRY MONEY MARKET FUND
                            INCEPTION DATE 10/26/81

    The Federal Reserve has reduced their target for overnight rates between banks a total of 2.75% this year in an effort to keep the U.S. economy out of recession. This aggressive rate cut campaign represents the largest drop within a six-month period since 1982. As a result, lower short-term interest rates have brought the seven-day yield on the COUNTRY Money Market Series from 5.90% at the beginning of the year to 3.32% as of June 29, 2001. The twelve-month total return also fell from 5.76% to 5.31% at the end of the second quarter. This compares to the average Money Market Fund as measured by Lipper, Inc., which returned 5.26%. Since the Fed continues to be more concerned with slower economic growth than threat of inflation, further interest rate cuts should not be ruled out.

                    COUNTRY SHORT-TERM GOVERNMENT BOND FUND
                            INCEPTION DATE 01/02/97

    The annualized total returns for the Fund for the period ending June 30, 2001, are as follows:

        1 YEAR   SINCE INCEPTION
        -------  ---------------
         8.13%        5.66%

    These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    During the fiscal year, short-term bonds performed extremely well. The yield on the two-year Treasury Note declined from 6.36% on June 30, 2000, to 4.24% on June 29, 2001. The strong performance was the result of a slowdown in the economy and aggressive interest rate cuts by the Federal Reserve.

    The Fund returned 8.13% over the past twelve months. This compares to the Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index return of 9.02%.

    We continue to emphasize agency securities in the Fund for their yield advantage versus Treasuries. We will keep a close eye on the economic environment as it appears we are near the end of the current Fed easing cycle. The duration of the Fund is approximately two years.

                          COUNTRY LONG-TERM BOND FUND
                            INCEPTION DATE 01/02/97

    The annualized total returns for the Fund for the period ending June 30, 2001, are as follows:

        1 YEAR   SINCE INCEPTION
        -------  ---------------
        11.49%        7.00%

    These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced.

    It was a great year for bonds and the Long-Term Bond Fund. We had extended duration earlier, which proved beneficial to the Fund's return as interest rates declined. The Fund returned 11.49% during the last twelve months. This performance compares to the Merrill Lynch Domestic Bond Index return of 11.10% and the Lipper A-Rated Bond Index 10.76% return.

    Turmoil in the economy and stock market was beneficial for bonds. Many investors discovered that diversification is key to successful investing. Bonds should be included in most portfolios.

    We continue to feel that bonds are attractive in today's low-inflation environment. However, returns most likely will not match those of last year.

                                   Sincerely,

                                [BRUCE D. FINKS]
                                 Bruce D. Finks
                                 Vice President

    The above outlook reflects the opinions of Bruce D. Finks as of June 2001. They are subject to change and any forecasts made cannot be guaranteed.

    Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. An investment in the COUNTRY Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

    The Bond Buyers 20-Bond Index is used as a guide in the municipal bond industry to determine trends and interest rate movements based on the 20 year yield of a select group of municipalities across the nation with an average single A rating. Please refer to the Portfolio Highlights sections for additional index information, including descriptions and performance. All indices mentioned are unmanaged indices and are not available for investment.

    Lipper Analytical Services, Inc. is an independent mutual fund ranking agency. The COUNTRY Growth Fund ranked 76 out of 253 funds and 59 out of 94 funds in the Lipper Large-Cap Value Fund category for the 5 and 10-year periods ending 6/30/01. The COUNTRY Asset Allocation Fund ranked 50 out of 136 funds and 17 out of 31 funds in the Lipper Flexible Portfolio Fund category for the 5 and 10-year periods ending 6/30/01. Voluntary fee waivers were in effect. In the absence of fee waivers, returns would have been reduced, possibly affecting the rankings.

    Funds are distributed by Quasar Distributors, LLC.

    For use only when accompanied or preceded by a prospectus. 08/01

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY GROWTH FUND, INC.
         AVERAGE ANNUAL RETURNS June 30, 2001

                                                                            1 YEAR     5 YEARS    10 YEARS
                                                                            -------    -------    --------
              COUNTRY Growth Fund                                            -3.87%    13.78%      12.80%
              S&P 500 Index                                                 -14.85%    14.46%      15.07%

         TEN LARGEST HOLDINGS June 30, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Microsoft Corp. ............................................  $ 5,475,000      3.03%
              General Electric Co. .......................................    4,436,250      2.45
              Citigroup, Inc. ............................................    3,874,916      2.14
              Fannie Mae..................................................    3,831,750      2.12
              Allstate Corp. .............................................    3,475,210      1.92
              Gentex Corp. ...............................................    3,455,880      1.91
              Caterpillar, Inc. ..........................................    3,418,415      1.89
              Verizon Communications, Inc. ...............................    3,311,650      1.83
              Emerson Electric Co. .......................................    3,267,000      1.81
              Procter & Gamble Co. .......................................    3,190,000      1.76
                                                                            -----------     -----
                                                                            $37,736,071     20.86%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY ASSET ALLOCATION FUND, INC.
         AVERAGE ANNUAL RETURNS June 30, 2001

                                                                            1 YEAR     5 YEARS    10 YEARS
                                                                            -------    -------    --------
              COUNTRY Asset Allocation Fund                                  -1.24%    10.65%      10.57%
              S&P 500 Index                                                 -14.85%    14.46%      15.07%
              Merrill Lynch U.S. Domestic Master Bond Index*                 11.10%     7.47%       7.91%
              Lipper Flexible Fund Index**                                   -5.94%     9.15%      10.43%

         ---------------------------------
          * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

         ** The Lipper Flexible Fund Index has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

         TEN LARGEST HOLDINGS June 30, 2001

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              General Electric Co. .......................................  $  487,500      2.45%
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................     484,451      2.43
              Microsoft Corp. ............................................     467,200      2.34
              U.S. Treasury Bond, 6.125%, 08/15/29........................     414,966      2.08
              Citigroup, Inc. ............................................     398,889      2.00
              Federal National Mortgage Association, 6.000%, 02/18/21.....     301,835      1.51
              Wells Fargo Co. ............................................     301,795      1.51
              Elan Corp., PLC, ADR........................................     280,600      1.41
              International Business Machines Corp. ......................     271,200      1.36
              Government National Mortgage Association, 6.500%,
               07/15/29...................................................     266,720      1.34
                                                                            ----------     -----
                                                                            $3,675,156     18.43%
                                                                            ==========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY TAX EXEMPT BOND FUND, INC.
         AVERAGE ANNUAL RETURNS June 30, 2001

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              COUNTRY Tax Exempt Bond Fund                                  7.73%      5.69%      5.82%
              Lehman Brothers 7 Year Municipal Bond Index*                  9.18%      6.06%      6.66%
              Lipper Intermediate Municipal Bond Index**                    8.70%      5.45%      5.99%

         ---------------------------------
          * The Lehman Brothers 7 Year Municipal Bond Index is a compilation of tax-exempt municipal bonds with maturities in the six to eight year range. The Lehman Index does not reflect investments in cash, the impact of any servicing, investment management, or administrative expense.

         ** The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds with a five to ten year average weighted maturity.

         TEN LARGEST HOLDINGS June 30, 2001

                                                                                          PERCENT
                                                                              VALUE       OF FUND
                                                                            ----------    -------
              California State Public Works Lease Revenue, 5.250%,
               06/01/11...................................................  $  804,840      5.03%
              Broward County, Florida, Resource Recovery Revenue, 5.375%,
               12/01/10...................................................     786,705      4.92
              Michigan State Hospital Financing Authority Revenue Charity
               Obligation Group, Series A, 5.500%, 11/01/14...............     764,175      4.78
              Texas A & M University Revenue Financing System, 5.375%,
               05/15/14...................................................     614,154      3.84
              Pennsylvania State Higher Education Revenue Bonds, Series A,
               5.600%, 09/01/10...........................................     601,157      3.76
              Indiana University Trustee Revenue Bonds, Student Fees,
               5.700%, 08/01/10...........................................     584,078      3.65
              Peru, Indiana Community School Corp. Revenue, 6.750%,
               01/01/09...................................................     580,728      3.63
              Beaufort County, South Carolina School District General
               Obligation Unlimited, Series B, 5.625%, 03/01/17...........     575,025      3.59
              New Jersey State Unlimited General Obligation, 6.000%,
               02/15/11...................................................     564,930      3.53
              Maricopa County, Arizona School District #93 Cave Creek
               Unlimited Tax General Obligation, 6.400%, 07/01/06.........     558,150      3.49
                                                                            ----------     -----
                                                                            $6,433,942     40.22%
                                                                            ==========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
         MONEY MARKET SERIES
         AVERAGE ANNUAL RETURNS June 30, 2001

                                                                            1 YEAR    5 YEARS    10 YEARS
                                                                            ------    -------    --------
              COUNTRY Money Market Series                                   5.31%      4.91%      4.29%
              Salomon Brothers 3-month Treasury Bill Index*                 5.64%      5.23%      4.81%
              Lipper Money Market Fund Index**                              5.53%      5.17%      4.64%

         ---------------------------------
          * The Salomon Smith Barney 3-month Treasury Bill Index is an average of the last three-month Treasury bill issues. It measures monthly return equivalents of yield averages that are not marked to market.

         ** The Lipper Money Market Fund Index is an average of all money market mutual funds in an investment objective as compiled by Lipper.

         TEN LARGEST HOLDINGS June 30, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Federal National Mortgage Association, 6.00%, 07/16/01......  $ 2,565,826      3.94%
              British Columbia, 5.20%, 07/09/01...........................    1,997,689      3.07
              Associates Corp. of North America, 6.75%, 07/15/01..........    1,687,404      2.59
              Verizon Global Funding, 3.77%, 07/24/01.....................    1,596,146      2.45
              Toyota Motor Credit, 3.83%, 07/30/01........................    1,595,064      2.45
              Federal Home Loan Mortgage, 0.00%, 02/28/02.................    1,590,613      2.44
              Federal Farm Credit Bank, 6.63%, 02/01/02...................    1,523,939      2.34
              International Lease Finance Corp., 6.78%, 09/05/01..........    1,505,432      2.31
              International Lease Finance Corp., 6.38%, 08/01/01..........    1,502,607      2.31
              General Electric Capital Corp., 3.99%, 08/26/01.............    1,500,000      2.30
                                                                            -----------     -----
                                                                            $17,064,720     26.20%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
        COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
         SHORT-TERM GOVERNMENT BOND SERIES
         AVERAGE ANNUAL RETURNS June 30, 2001

                                                                                        SINCE
                                                                                      INCEPTION
                                                                            1 YEAR    01/02/97
                                                                            ------    ---------
              COUNTRY Short-Term Government Bond Series                      8.13%      5.66%
              Merrill Lynch U.S. Domestic Master Bond Index*                11.10%      6.48%
              Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index**       9.02%      6.30%

         ---------------------------------
          * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.

         ** The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.

         TEN LARGEST HOLDINGS June 30, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              U.S. Treasury Bond, 6.250%, 02/28/02........................  $ 2,032,984      7.20%
              Private Export Funding, 7.650%, 05/15/06....................    1,631,954      5.78
              General Electric Capital Corp., 5.375%, 04/23/04............    1,359,449      4.81
              Federal National Mortgage Association, 6.500%, 08/01/04.....    1,228,792      4.35
              U.S. Treasury Note, 6.000%, 08/15/04........................    1,038,336      3.68
              Private Export Funding, 6.450%, 09/30/04....................    1,038,034      3.67
              Federal Home Loan Mortgage Corp., 6.250%, 07/15/04..........    1,032,216      3.65
              U.S. Treasury Note Inflationary Index, 3.500%, 01/15/11.....    1,020,520      3.61
              Federal Farm Credit Bank, 6.625%, 02/01/02..................    1,015,985      3.60
              Federal Farm Credit Bank, 5.000%, 02/03/03..................    1,008,577      3.57
                                                                            -----------     -----
                                                                            $12,406,847     43.92%
                                                                            ===========     =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
         LONG-TERM BOND SERIES
         AVERAGE ANNUAL RETURNS June 30, 2001

                                                                                        SINCE
                                                                                      INCEPTION
                                                                            1 YEAR    01/02/97
                                                                            ------    ---------
              COUNTRY Long-Term Bond Series                                 11.49%      7.00%
              Merrill Lynch U.S. Domestic Master Bond Index*                11.10%      6.48%

         ---------------------------------
         * The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.




         TEN LARGEST HOLDINGS June 30, 2001

                                                                                           PERCENT
                                                                               VALUE       OF FUND
                                                                            -----------    -------
              Government National Mortgage Association, 6.000%,
               06/15/31...................................................  $ 3,875,125      8.83%
              U.S. Treasury Bond, 6.125%, 08/15/29........................    2,074,830      4.73
              Federal Home Loan Mortgage Corp., 7.000%, 03/01/12..........    2,038,454      4.64
              Government National Mortgage Association, 6.500%,
               07/15/29...................................................    1,512,358      3.44
              Government National Mortgage Association, 8.000%,
               07/15/26...................................................    1,029,374      2.34
              California Infrastructure PG & E, 6.420%, 09/25/08..........    1,022,195      2.33
              Government National Mortgage Association, 6.500%,
               04/15/26...................................................      941,570      2.14
              Government National Mortgage Association, 7.500%,
               11/15/29...................................................      938,278      2.14
              Federal National Mortgage Association, 6.375%, 06/15/09.....      766,871      1.75
              Northwest Airlines Corp., 7.935%, 10/01/20..................      705,098      1.61
                                                                            -----------     -----
                                                                            $14,904,153     33.95%
                                                                            ===========     =====

--------------------------------------------------------------------------------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY GROWTH FUND, INC.

                                            SHARES        VALUE
                                           ---------   ------------
COMMON STOCK -- 92.28%
CONSUMER DISCRETIONARY -- 8.26%
Gentex Corp.*..........................      124,000   $  3,455,880
Home Depot, Inc. ......................       45,500      2,118,025
Intimate Brands, Inc. .................      119,500      1,800,865
Jones Apparel Group, Inc.*.............       50,000      2,160,000
Tribune Co. ...........................       56,000      2,240,560
Wal-Mart Stores, Inc. .................       65,000      3,172,000
                                                       ------------
                                                         14,947,330
                                                       ------------
CONSUMER STAPLES -- 11.54%
Albertson's, Inc. .....................       80,000      2,399,200
Coca-Cola Co. .........................       35,200      1,584,000
Fox Entertainment Group, Inc.*.........       96,500      2,692,350
Gillette Co. ..........................       63,000      1,826,370
Kimberly-Clark Corp. ..................       52,000      2,906,800
Newell Rubbermaid Inc. ................       85,000      2,133,500
Philip Morris Companies, Inc. .........       50,000      2,537,500
Proctor & Gamble Co. ..................       50,000      3,190,000
Unilever N.V., ADR.....................       26,785      1,595,582
                                                       ------------
                                                         20,865,302
                                                       ------------
ENERGY -- 9.12%
Apache Corporation.....................       40,000      2,030,000
Chevron Corp. .........................       22,800      2,063,400
Diamond Offshore Drilling, Inc. .......       58,000      1,916,900
Exxon Mobil Corp. .....................       35,000      3,057,250
Halliburton Co. .......................       46,000      1,637,600
Phillips Petroleum Co. ................       28,000      1,596,000
Royal Dutch Petroleum Co. ADR..........       45,000      2,622,150
Schlumberger Ltd. .....................       30,000      1,579,500
                                                       ------------
                                                         16,502,800
                                                       ------------
FINANCE -- 13.98%
Allstate Corp. ........................       79,000      3,475,210
American Express Co. ..................       43,100      1,672,280
American International Group, Inc. ....       30,000      2,580,000
Bank of New York.......................       32,000      1,536,000
Bank One Corp. ........................       49,500      1,772,100
Citigroup, Inc. .......................       73,333      3,874,916
Fannie Mae.............................       45,000      3,831,750
MGIC Investment Corp. .................       26,700      1,939,488
Washington Mutual, Inc. ...............       56,850      2,134,718
Wells Fargo Co. .......................       53,000      2,460,790
                                                       ------------
                                                         25,277,252
                                                       ------------
HEALTH -- 11.93%
Abbott Laboratories....................       53,150      2,551,732
Becton, Dickinson and Co. .............       53,500      1,914,765
Biogen, Inc.*..........................       25,000      1,359,000
Bristol-Myers Squibb Co. ..............       50,000      2,615,000
Elan Corp., PLC, ADR*..................       52,000      3,172,000
Johnson & Johnson......................       60,000      3,000,000
Merck & Co., Inc. .....................       43,000      2,748,130
Pfizer, Inc. ..........................       64,425      2,580,221
Schering-Plough Corp. .................       45,000      1,630,800
                                                       ------------
                                                         21,571,648
                                                       ------------
INDUSTRIAL -- 9.21%
Burlington Northern Santa Fe Corp. ....       35,000      1,055,950
Caterpillar, Inc. .....................       68,300      3,418,415
Emerson Electric Co. ..................       54,000      3,267,000
FedEx Corp.*...........................       40,000      1,608,000
General Electric Co. ..................       91,000      4,436,250
Masco Corp. ...........................      115,000      2,870,400
                                                       ------------
                                                         16,656,015
                                                       ------------

                                            SHARES        VALUE
                                           ---------   ------------
MATERIALS -- 1.57%
Nucor Corp. ...........................       58,000   $  2,835,620
                                                       ------------
TECHNOLOGY -- 15.85%
Agilent Technologies, Inc.*............       42,628      1,385,410
AOL Time Warner, Inc.*.................       42,500      2,252,500
Analog Devices, Inc.*..................       33,425      1,445,631
Cisco Systems, Inc.*...................       72,000      1,310,400
EMC Corp. .............................       49,100      1,426,355
Grainger (W.W.), Inc. .................       56,000      2,304,960
Hewlett-Packard Co. ...................       32,800        938,080
Intel Corp. ...........................       98,600      2,884,050
International Business Machines
 Corp. ................................       17,300      1,954,900
International Rectifier Corp.*.........       45,000      1,534,500
Microsoft Corp.*.......................       75,000      5,475,000
Motorola, Inc. ........................       86,000      1,424,160
Nortel Networks Corp.*.................      120,000      1,090,800
Oracle Corp.*..........................       82,000      1,558,000
Sun Microsystems, Inc.*................       47,200        741,984
Tellabs, Inc.*.........................       48,200        934,116
                                                       ------------
                                                         28,660,846
                                                       ------------
TELECOMMUNICATIONS -- 6.02%
ALLTEL Corp. ..........................       39,400      2,413,644
Qwest Communications International
 Inc.*.................................       45,999      1,465,988
SBC Communications, Inc. ..............       46,500      1,862,790
Verizon Communications, Inc. ..........       61,900      3,311,650
WorldCom, Inc. -- MCI Group............        4,960         79,856
WorldCom, Inc. -- WorldCom Group*......      124,000      1,760,800
                                                       ------------
                                                         10,894,728
                                                       ------------
UTILITIES -- 4.80%
DPL, Inc. .............................       62,500      1,810,000
NICOR, Inc. ...........................       49,150      1,915,867
NRG Energy, Inc.*......................       76,000      1,678,080
Progress Energy, Inc. .................       35,900      1,612,628
Wisconsin Energy Corp. ................       70,000      1,663,900
                                                       ------------
                                                          8,680,475
                                                       ------------
TOTAL COMMON STOCK
 (cost $119,857,886) ..................                 166,892,016
                                                       ------------
MONEY MARKET FUNDS -- 7.30%
Janus Institutional Fund...............    8,141,400      8,141,400
Federated Prime Obligation Fund........    5,071,384      5,071,384
                                                       ------------
TOTAL MONEY MARKET FUNDS
 (cost $13,212,784) ...................                  13,212,784
                                                       ------------
TOTAL INVESTMENTS -- 99.58%
 (cost $133,070,670) ..................                 180,104,800
                                                       ------------
OTHER ASSETS NET OF LIABILITIES --
 0.42% ................................                     751,599
                                                       ------------
NET ASSETS -- 100.00% .................                $180,856,399
                                                       ============
* non-income producing

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY ASSET ALLOCATION FUND, INC.

                                             SHARES       VALUE
                                            --------   -----------
COMMON STOCK -- 62.52%
CONSUMER DISCRETIONARY -- 5.78%
Gentex Corp.*...........................       9,000   $   250,830
Home Depot, Inc.........................       3,100       144,305
Intimate Brands, Inc....................      11,000       165,770
Jones Apparel Group, Inc.*..............       4,900       211,680
Tribune Co..............................       4,000       160,040
Wal-Mart Stores, Inc....................       4,500       219,600
                                                       -----------
                                                         1,152,225
                                                       -----------
CONSUMER STAPLES -- 6.62%
Albertson's, Inc. ......................       2,900        86,971
Coca-Cola Co. ..........................       3,000       135,000
Fox Entertainment Group, Inc.*..........       5,500       153,450
Gillette Co. ...........................       5,000       144,950
Kimberly-Clark Corp. ...................       4,200       234,780
Newell Rubbermaid, Inc. ................       6,800       170,680
Philip Morris Companies, Inc. ..........       3,500       177,625
Procter & Gamble Co. ...................       3,400       216,920
                                                       -----------
                                                         1,320,376
                                                       -----------
ENERGY -- 6.07%
Apache Corp. ...........................       3,300       167,475
Diamond Offshore Drilling, Inc. ........       4,800       158,640
Exxon Mobil Corp. ......................       2,900       253,315
Halliburton Co. ........................       3,500       124,600
Phillips Petroleum Co. .................       3,400       193,800
Royal Dutch Petroleum Co., ADR..........       4,000       233,080
Schlumberger Ltd. ......................       1,500        78,975
                                                       -----------
                                                         1,209,885
                                                       -----------
FINANCE -- 10.73%
Allstate Corp. .........................       4,000       175,960
American Express Co. ...................       3,400       131,920
American International Group, Inc. .....       2,100       180,600
Bank of America Corp. ..................       3,055       183,392
Bank of New York Co., Inc. .............       3,700       177,600
Bank One Corp. .........................       5,500       196,900
Citigroup, Inc. ........................       7,549       398,889
Fannie Mae..............................       3,000       255,450
Washington Mutual, Inc. ................       3,600       135,180
Wells Fargo Co. ........................       6,500       301,795
                                                       -----------
                                                         2,137,686
                                                       -----------
HEALTH -- 8.04%
Becton, Dickinson and Co. ..............       4,600       164,634
Biogen, Inc.*...........................       2,100       114,156
Bristol-Myers Squibb Co. ...............       5,000       261,500
Elan Corp., PLC, ADR*...................       4,600       280,600
Johnson & Johnson.......................       5,000       250,000
Merck & Co., Inc. ......................       3,500       223,685
Pfizer, Inc. ...........................       4,500       180,225
Schering Plough Corp. ..................       3,500       126,840
                                                       -----------
                                                         1,601,640
                                                       -----------
INDUSTRIAL -- 5.54%
Caterpillar, Inc. ......................       3,800       190,190
Emerson Electric Co. ...................       2,000       121,000
FedEx Corp.*............................       3,200       128,640
General Electric Co. ...................      10,000       487,500
Masco Corp. ............................       7,100       177,216
                                                       -----------
                                                         1,104,546
                                                       -----------
MATERIALS -- 0.86%
Nucor Corp. ............................       3,500       171,115
                                                       -----------

                                             SHARES       VALUE
                                            --------   -----------
TECHNOLOGY -- 11.66%
Agilent Technologies, Inc.*.............       3,000   $    97,500
AOL Time Warner, Inc.*..................       3,100       164,300
Analog Devices, Inc.*...................       4,300       185,975
Cisco Systems, Inc.*....................       9,800       178,360
EMC Corp. ..............................       2,800        81,340
Hewlett Packard Co. ....................       2,000        57,200
Intel Corp. ............................       7,000       204,750
International Business Machines
 Corp. .................................       2,400       271,200
International Rectifier Corp.*..........       4,200       143,220
Microsoft Corp.*........................       6,400       467,200
Nortel Networks Corp.*..................       7,000        63,630
Oracle Corp.*...........................      11,200       212,800
Sun Microsystems, Inc.*.................       6,600       103,752
Tellabs, Inc.*..........................       4,800        93,024
                                                       -----------
                                                         2,324,251
                                                       -----------
TELECOMMUNICATIONS -- 4.30%
ALLTEL Corp. ...........................       3,400       208,284
BellSouth Corp. ........................       3,000       120,810
SBC Communications, Inc. ...............       3,694       147,981
Verizon Communications, Inc. ...........       4,322       231,227
WorldCom, Inc.  -- MCI Group............         400         6,440
WorldCom, Inc.  -- WorldCom Group*......      10,000       142,000
                                                       -----------
                                                           856,742
                                                       -----------
UTILITIES -- 2.92%
NICOR, Inc. ............................       4,500       175,410
NRG Energy, Inc.*.......................       7,000       154,560
Progress Energy, Inc. CVO*+.............       2,200           990
Williams Companies, Inc. ...............       4,000       131,800
Wisconsin Energy Corp. .................       5,000       118,850
                                                       -----------
                                                           581,610
                                                       -----------
TOTAL COMMON STOCK
 (cost $8,754,799)......................                12,460,076
                                                       -----------

                                            PRINCIPAL
                                             AMOUNT
                                            ---------
BONDS AND NOTES -- 34.23%
ASSET BACKED -- 4.33%
Amresco Residential Securities Mortgage
 Loan Trust
 6.925%, 06-25-25.......................    $100,000    $   102,105
Chemical Master Credit Card Trust
 5.980%, 09/15/08.......................     200,000        202,104
Discover Card Master Trust I
 5.600%, 05/16/06.......................     250,000        253,198
Green Tree Financial Corp.
 6.870%, 01/15/29.......................      95,267         97,141
The Money Store Home Equity Trust
 8.140%, 10/15/27.......................     200,000        208,604
                                                        -----------
                                                            863,152
                                                        -----------
AUTO -- 0.57%
General Motors Acceptance
 8.875%, 06/01/10.......................     100,000        112,620
                                                        -----------
BANKING -- 1.11%
Citicorp
 7.200%, 06/15/07.......................     100,000        104,285
International American Development Bank
 8.875%, 06/01/09.......................     100,000        117,642
                                                        -----------
                                                            221,927
                                                        -----------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY ASSET ALLOCATION FUND, INC. (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
CHEMICALS -- 0.51%
Du Pont E.I. De Nemours & Co.
 6.750%, 10/15/02.......................    $100,000    $   102,631
                                                        -----------
ENERGY -- 0.54%
Amoco Canada Petroleum Co.
 7.950%, 10/01/22.......................     100,000        106,675
                                                        -----------
FINANCE -- 0.99%
Household Finance Corp.
 6.400%, 06/17/08.......................     200,000        196,520
                                                        -----------
FOOD & BEVERAGE -- 2.82%
Campbell Soup Co.
 4.750%, 10/01/03.......................     200,000        197,993
Coca-Cola Co.
 6.625%, 10/01/02.......................     100,000        102,420
Coca-Cola Enterprises
 7.000%, 10/01/26.......................     250,000        262,036
                                                        -----------
                                                            562,449
                                                        -----------
MUNICIPAL -- 1.26%
New York State Power Authority Revenue
 6.050%, 02/15/15.......................     250,000        251,565
                                                        -----------
RETAILING -- 2.03%
Sears Roebuck Credit Account Master
 Trust
 5.650%, 03/17/09.......................     200,000        202,565
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03.......................     200,000        201,723
                                                        -----------
                                                            404,288
                                                        -----------
TECHNOLOGY -- 0.78%
Sun Microsystems, Inc.
 7.500%, 08/15/06.......................     150,000        154,882
                                                        -----------
TELEPHONE UTILITY -- 2.11%
Bell Telephone Co of PA Putable
 8.350%, 12/15/30.......................     200,000        219,051
BellSouth Capital Funding Corp.
 6.040%, 11/15/26.......................     200,000        200,707
                                                        -----------
                                                            419,758
                                                        -----------
TRANSPORTATION -- 1.03%
Norfolk Southern Corp.
 7.050%, 05/01/37.......................     200,000        205,422
                                                        -----------
U.S. GOVERNMENT AGENCIES -- 12.38%
Federal Home Loan Mortgage Corp.
 10.150%, 04/15/06......................         820            823
 6.500%, 06/15/06.......................      68,600         68,942
 6.000%, 12/15/08.......................     200,000        201,849
 6.400%, 09/25/28.......................     250,000        238,676
 6.625%, 09/15/09.......................     200,000        207,471

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
Federal National Mortgage Association
 6.375%, 06/15/09.......................    $250,000    $   255,624
 6.00%, 02/18/21........................     300,000        301,835
 6.247%, 03/17/21.......................     256,310        257,351
Government National Mortgage Association
 9.000%, 05/15/09.......................       7,318          7,801
 9.500%, 06/15/09.......................       4,277          4,671
 9.500%, 08/15/09.......................       1,004          1,097
 9.000%, 07/15/16.......................      22,940         24,891
 6.500%, 07/15/29.......................     269,260        266,720
 6.000%, 06/15/31.......................     500,000        484,451
Tennessee Valley Authority Bonds
 5.375%, 11/13/08.......................     150,000        145,634
                                                        -----------
                                                          2,467,836
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 3.77%
U.S. Treasury Bonds
 11.625%, 11/15/04......................     100,000        120,938
 6.125%, 08/15/29.......................     400,000        414,966
U.S. Treasury Notes
 6.875%, 05/15/06.......................     200,000        215,670
                                                        -----------
                                                            751,574
                                                        -----------
TOTAL BONDS AND NOTES
 (cost $6,680,383)......................                  6,821,299
                                                        -----------
                                             SHARES
                                            ---------
MONEY MARKET FUND -- 2.58%
  (cost $513,213)
Federated Prime Obligation Fund.........     513,213        513,213
                                                        -----------
TOTAL INVESTMENTS -- 99.33%
 (cost $15,948,395) ....................                 19,794,588
                                                        -----------
OTHER ASSETS NET OF
 LIABILITIES -- 0.67% ..................                    133,924
                                                        -----------
NET ASSETS -- 100.00% ..................                $19,928,512
                                                        ===========
* non-income producing
+ Security Fair Valued by Adviser.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAX EXEMPT BOND FUND, INC.

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
MUNICIPAL BONDS
  (TAX EXEMPT) -- 97.35%
ARIZONA -- 3.49%
Maricopa County, School District #93
 Cave Creek Arizona Unlimited Tax
 General Obligation
 6.400%, 07/01/06.......................    $500,000    $   558,150
                                                        -----------
CALIFORNIA -- 6.85%
California State Public Works Lease
 Revenue
 5.250%, 06/01/11.......................     750,000        804,840
City of Fresno, California Sewer System
 Revenue
 6.250%, 09/01/14.......................     250,000        291,067
                                                        -----------
                                                          1,095,907
                                                        -----------
FLORIDA -- 4.92%
Broward County, Florida, Resource
 Recovery Revenue
 5.375%, 12/01/10.......................     750,000        786,705
                                                        -----------
GEORGIA -- 1.72%
Atlanta, Georgia Airport Revenue Bonds,
 Revenue Bonds, Series A
 5.750%, 01/01/11.......................     250,000        275,925
                                                        -----------
ILLINOIS -- 4.52%
Northwest Suburban Municipal Joint
 Action Water Agency Illinois Contract
 Revenue
 6.450%, 05/01/07.......................     400,000        448,236
Regional Transportation Authority
 Illinois Limited Tax General Obligation
 5.750%, 06/01/11.......................     250,000        275,095
                                                        -----------
                                                            723,331
                                                        -----------
INDIANA -- 7.28%
Indiana University Trustee Revenue
 Bonds, Student Fees
 5.700%, 08/01/10.......................     550,000        584,078
Peru, Indiana Community School
 Corporation Revenue
 6.750%, 01/01/09.......................     550,000        580,728
                                                        -----------
                                                          1,164,806
                                                        -----------
KENTUCKY -- 3.20%
Jefferson County, Kentucky School
 District Financing Corp. School
 Building Revenue, Series A
 5.300%, 07/01/15.......................     500,000        511,625
                                                        -----------
MASSACHUSETTS -- 4.01%
Massachusetts State Grant Anticipation
 Notes Revenue Bond, Series B
 5.000%, 12/15/08.......................     100,000        105,766
Massachusetts State Water Pollution
 Abatement Revenue Bonds
 5.250%, 08/01/11.......................     500,000        535,780
                                                        -----------
                                                            641,546
                                                        -----------

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
MICHIGAN -- 8.99%
Kalamazoo, Michigan Hospital Financing
 Authority, Hospital Facilities Revenue
 5.000%, 06/01/13.......................    $250,000    $   253,855
Michigan State Hospital Financing
 Authority Revenue Ascension Health
 Credit, Series A
 5.500%, 11/15/06.......................     400,000        420,552
Michigan State Hospital Financing
 Authority Revenue, Charity Obligation
 Group Series A
 5.000%, 11/01/14.......................     750,000        764,175
                                                        -----------
                                                          1,438,582
                                                        -----------
MISSOURI -- 7.49%
Cape Girardeau, Missouri Waterworks
 System Revenue
 7.450%, 03/01/05.......................     500,000        550,260
Missouri State Environmental Improvement
 & Energy Resource Authority Pollution
 Control Revenue Bonds
 5.250%, 12/01/09.......................     250,000        263,790
Missouri State Health and Educational
 Facilities Revenue Bonds
 6.000%, 05/15/07.......................     350,000        383,733
                                                        -----------
                                                          1,197,783
                                                        -----------
NEVADA -- 5.81%
Clark County, Nevada School District
 General Obligation
 5.250%, 06/01/07.......................     500,000        515,650
Henderson, Nevada Water & Sewer Limited
 Tax General Obligation
 5.375%, 06/01/07.......................     400,000        413,432
                                                        -----------
                                                            929,082
                                                        -----------
NEW JERSEY -- 5.19%
Essex County, New Jersey Unlimited
 General Obligation
 5.000%, 08/01/07.......................     250,000        265,812
New Jersey State Unlimited General
 Obligation
 6.000%, 02/15/11.......................     500,000        564,930
                                                        -----------
                                                            830,742
                                                        -----------
NEW YORK -- 1.65%
Kings Point, New York General Obligation
 5.400%, 06/15/15.......................     250,000        263,455
                                                        -----------
NORTH CAROLINA -- 3.38%
Guilford County, North Carolina General
 Obligation Unlimited, Series B
 5.000%, 10/01/11.......................     250,000        261,830
North Carolina Eastern Municipal Power
 Agency System Revenue
 7.000%, 01/01/08.......................     250,000        278,210
                                                        -----------
                                                            540,040
                                                        -----------

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAX EXEMPT BOND FUND, INC. (CONTINUED)

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
OHIO -- 4.80%
Cleveland Ohio Waterworks Revenue Bond,
 Series G
 5.500%, 01/01/13.......................    $515,000    $   556,288
Columbus Ohio Series 2 Unlimited General
 Obligation
 5.500%, 06/15/16.......................     200,000        211,028
                                                        -----------
                                                            767,316
                                                        -----------
PENNSYLVANIA -- 3.76%
Pennsylvania State Higher Education
 Revenue Bonds, Series A
 5.600%, 09/01/10.......................     575,000        601,157
                                                        -----------
SOUTH CAROLINA -- 3.59%
Beaufort County, South Carolina School
 District General Obligation Unlimited,
 Series B
 5.625%, 03/01/17.......................     550,000        575,025
                                                        -----------
TEXAS -- 9.06%
Texas A & M University Revenue Financing
 System
 5.375%, 05/15/14.......................     600,000        614,154
United Independent School District
 Unlimited General Obligation, Texas
 6.700%, 08/15/08.......................     465,000        535,536
 5.375%, 08/15/25.......................     300,000        300,174
                                                        -----------
                                                          1,449,864
                                                        -----------

                                            PRINCIPAL
                                             AMOUNT        VALUE
                                            ---------   -----------
UTAH -- 5.37%
Iron County, Utah School District
 General Obligation Unlimited
 5.500%, 01/15/10.......................    $500,000    $   540,100
Utah State Board Regents Revenue Bonds
 5.500%, 08/01/05.......................     300,000        319,428
                                                        -----------
                                                            859,528
                                                        -----------
WASHINGTON -- 2.27%
Washington State Public Power Supply
 Systems Nuclear Project #2 Revenue
 Bonds Series A
 5.750%, 07/01/09.......................     335,000        363,944
                                                        -----------
TOTAL MUNICIPAL BONDS
 (cost $15,013,532).....................                 15,574,513
                                                        -----------
                                             SHARES
                                            ---------
TAX EXEMPT MONEY MARKET
 FUND -- 1.34%
 (cost $214,217)
Nuveen Tax-Exempt Money Market..........     214,217        214,217
                                                        -----------
TOTAL INVESTMENTS -- 98.69%
 (cost $15,227,749).....................                 15,788,730
                                                        -----------
OTHER ASSETS NET OF
 LIABILITIES -- 1.31%...................                    209,219
                                                        -----------
NET ASSETS -- 100.00%...................                $15,997,949
                                                        ===========

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
COMMERCIAL PAPER -- 50.88%
AUTO & TRUCK -- 11.51%
Ford Motor Credit Co.
 4.00%, 07/09/01.......................    $1,321,000   $ 1,321,000
 3.97%, 07/17/01.......................     1,080,000     1,080,000
 3.80%, 08/23/01.......................     1,050,000     1,050,000
General Motors Acceptance Corp.
 3.99%, 07/18/01.......................       400,000       400,000
Paccar Finance Co.
 4.26%, 07/12/01.......................       900,000       898,828
 3.90%, 08/20/01.......................     1,150,000     1,143,771
Toyota Motor Credit
 3.83%, 07/30/01.......................     1,600,000     1,595,064
                                                        -----------
                                                          7,488,663
                                                        -----------
COMMERCIAL FINANCE -- 6.13%
Citicorp
 3.75%, 07/19/01.......................     1,402,000     1,402,000
Prudential Funding Corp.
 3.75%, 07/02/01.......................       300,000       300,000
 3.75%, 08/09/01.......................       691,000       691,000
Wells Fargo & Co.
 3.89%, 07/18/01.......................       600,000       598,898
 3.85%, 07/25/01.......................     1,000,000       997,433
                                                        -----------
                                                          3,989,331
                                                        -----------
CONSUMER FINANCE -- 6.47%
American Express Credit Corp.
 4.03%, 07/13/01.......................     1,100,000     1,100,000
 3.77%, 08/08/01.......................     1,010,000     1,010,000
American General Finance Corp.
 3.97%, 07/26/01.......................     1,200,000     1,200,000
CIT Group Holdings
 3.91%, 08/27/01.......................       900,000       900,000
                                                        -----------
                                                          4,210,000
                                                        -----------
ELECTRONICS -- 5.31%
General Electric Capital Corp.
 3.95%, 07/05/01.......................       464,000       464,000
 3.96%, 07/05/01.......................       450,000       450,000
 3.82%, 08/02/01.......................     1,045,000     1,045,000
 3.99%, 08/28/01.......................     1,500,000     1,500,000
                                                        -----------
                                                          3,459,000
                                                        -----------
FARM MACHINERY & EQUIPMENT -- 3.69%
Deere & Co.
 4.01%, 07/11/01.......................     1,000,000     1,000,000
 3.69%, 07/31/01.......................     1,400,000     1,400,000
                                                        -----------
                                                          2,400,000
                                                        -----------
FOREIGN GOVERNMENTS -- 5.36%
British Columbia
 5.20%, 07/09/01.......................     2,000,000     1,997,689
Quebec Province 4.59%, 08/10/01........     1,500,000     1,492,350
                                                        -----------
                                                          3,490,039
                                                        -----------

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
INSURANCE/MULTI-LINE -- 5.15%
Transamerica Financial Corp.
 4.25%, 07/03/01.......................    $  840,000   $   839,802
 4.17%, 08/10/01.......................     1,125,000     1,119,787
 3.92%, 08/17/01.......................     1,400,000     1,392,835
                                                        -----------
                                                          3,352,424
                                                        -----------
PETROLEUM REFINING -- 4.81%
Texaco, Inc.
 3.92%, 07/19/01.......................     1,000,000     1,000,000
 3.87%, 07/23/01.......................     1,076,000     1,076,000
 3.82%, 08/06/01.......................     1,053,000     1,053,000
                                                        -----------
                                                          3,129,000
                                                        -----------
TELEPHONE/UTILITY -- 2.45%
Verizon Global Funding
 3.77%, 07/24/01.......................     1,600,000     1,596,146
                                                        -----------
TOTAL COMMERCIAL PAPER
 (cost $33,114,603)....................                  33,114,603
                                                        -----------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 15.91%
Federal Farm Credit Bank
 6.63%, 02/01/02.......................     1,500,000     1,523,939
Federal Home Loan Bank
 5.66%, 07/10/01.......................       685,000       685,237
 5.88%, 09/17/01.......................       750,000       752,872
 6.00%, 11/15/01.......................       500,000       504,178
 7.13%, 11/15/01.......................     1,000,000     1,011,856
Federal Home Loan Mortgage
 0.00%, 02/28/02.......................     1,634,000     1,590,613
 0.00%, 08/16/01.......................     1,000,000       991,940
Federal National Mortgage Association
 6.00%, 07/16/01.......................     2,565,000     2,565,826
 4.63%, 10/15/01.......................       725,000       726,433
                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (cost $10,352,894)....................                  10,352,894
                                                        -----------
CORPORATE BONDS -- 18.51%
Associates Corp. of North America
 6.75%, 07/15/01.......................     1,686,000     1,687,404
CIT Group Holdings
 5.50%, 10/15/01.......................     1,000,000     1,002,527
General Motors Acceptance Corp.
 9.63%, 12/15/01.......................     1,000,000     1,022,175
Household Finance Corp.
 9.00%, 09/28/01.......................     1,000,000     1,011,511
IBM Credit Corp.
 6.40%, 08/13/01.......................     1,000,000     1,002,546
International Lease Finance Corp.
 6.38%, 08/01/01.......................     1,500,000     1,502,607
 6.78%, 09/05/01.......................     1,500,000     1,505,432

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
MONEY MARKET SERIES (CONTINUED)

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Phillip Morris Co., Inc.
 7.25%, 09/15/01.......................    $1,305,000   $ 1,312,230
Toyota Motor Credit
 5.50%, 09/17/01.......................     1,000,000     1,003,048
Wells Fargo & Co.
 4.09%, 09/15/01.......................     1,000,000     1,000,735
                                                        -----------
TOTAL CORPORATE BONDS
 (cost $12,050,215)....................                  12,050,215
                                                        -----------
FLOATING RATE NOTES -- 4.61%
General Motors Acceptance Corp.
 4.35%, 07/27/01.......................     1,000,000     1,000,028
 5.47%, 12/03/01.......................     1,000,000     1,000,665
John Deere Capital Corp.
 4.11%, 02/22/02.......................     1,000,000       999,955
                                                        -----------
TOTAL FLOATING RATE NOTES
 (cost $3,000,648).....................                   3,000,648
                                                        -----------
                                             SHARES        VALUE
                                           ----------   -----------
OTHER SHORT-TERM INVESTMENTS -- 9.06%
MONEY MARKET FUNDS
Federated Prime Obligation Fund........     2,879,049   $ 2,879,049
Janus Institutional Money Market.......     3,019,055     3,019,055
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $5,898,104).....................                   5,898,104
                                                        -----------
TOTAL INVESTMENTS -- 98.97%
 (cost $64,416,464)....................                  64,416,464
                                                        -----------
CASH AND OTHER ASSETS NET OF
 LIABILITIES -- 1.03%..................                     671,475
                                                        -----------
NET ASSETS -- 100.00%..................                 $65,087,939
                                                        ===========

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
SHORT-TERM GOVERNMENT BOND SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
BONDS AND NOTES -- 99.76%
U.S. GOVERNMENT AGENCIES -- 66.56%
Federal Farm Credit Bank
 4.630%, 11/05/01......................    $1,000,000   $ 1,002,329
 6.625%, 02/01/02......................     1,000,000     1,015,985
 5.000%, 02/03/03......................     1,000,000     1,008,577
Federal Home Loan Bank
 5.500%, 08/13/01......................     1,000,000       999,412
 6.700%, 12/19/01......................       500,000       506,638
 4.875%, 04/16/04......................       500,000       498,374
 4.750%, 06/28/04......................     1,000,000       992,554
Federal Home Loan Mortgage Corp.
 6.250%, 07/15/04......................     1,000,000     1,032,216
 5.500%, 11/25/05......................       759,354       755,499
 5.500%, 12/15/05......................     1,000,000       995,500
 6.000%, 02/14/06......................     1,000,000     1,002,574
Federal National Mortgage Association
 5.375%, 03/15/02......................       500,000       505,156
 5.750%, 04/15/03......................       500,000       510,980
 6.500%, 08/01/04......................     1,205,218     1,228,792
 5.000%, 09/25/06......................       161,147       160,940
 6.118%, 05/25/14......................       521,754       529,331
 6.500%, 09/25/19......................       389,752       389,808
Private Export Funding
 6.450%, 09/30/04......................     1,000,000     1,038,034
 5.530%, 04/30/06......................       500,000       499,870
 7.650%, 05/15/06......................     1,500,000     1,631,954
Rowan Co., Inc.
 5.880%, 03/15/12......................     1,000,000     1,000,927
Student Loan Marketing Association
 4.750%, 04/23/04......................       500,000       496,674
Tennessee Valley Authority
 5.280%, 09/14/01......................     1,000,000     1,002,041
                                                        -----------
                                                         18,804,165
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 14.84%
U.S. Treasury Bonds
 6.250%, 02/28/02......................     2,000,000     2,032,984
U.S. Treasury Notes
 6.625%, 04/30/02......................       100,000       102,281
 6.000%, 08/15/04......................     1,000,000     1,038,336
U.S. Treasury Notes Inflationary Index+
 3.500%, 01/15/11......................     1,000,000     1,020,520
                                                        -----------
                                                          4,194,121
                                                        -----------

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
ASSET BACKED -- 6.10%
Bank One Auto Grantor Trust
 6.270%, 11/20/03......................    $   77,048   $    77,205
Discover Credit Card Master Trust
 5.600%, 05/16/06......................       300,000       303,837
First USA Credit Card Master Trust
 6.420%, 03/17/05......................       250,000       255,595
Ford Credit Auto Owner Trust
 6.080%, 09/16/02......................       268,626       269,975
MBNA Master Credit Card Trust
 5.250%, 02/15/06......................       750,000       755,691
J.P. Morgan Commercial Mortgage Finance
 Corp.
 6.952%, 09-15-29......................        61,503        62,077
                                                        -----------
                                                          1,724,380
                                                        -----------
CORPORATE BONDS -- 12.26%
Abbott Laboratories....................     1,000,000       998,310
 5.125%, 07/01/04
BellSouth Telecommunications, Inc.
 6.000%, 06/15/02......................       400,000       405,171
Citigroup, Inc.
 5.700%, 02/06/04......................       700,000       700,165
General Electric Capital Corp.
 5.375%, 04/23/04......................     1,350,000     1,359,449
                                                        -----------
                                                          3,463,095
                                                        -----------
TOTAL BONDS AND NOTES
 (cost $27,768,247)....................                  28,185,761
                                                        -----------

                                             SHARES
                                            ---------
MONEY MARKET FUND -- 2.60%
  (cost $736,144)
Janus Institutional Money Market........      736,144       736,144
                                                        -----------
TOTAL INVESTMENTS -- 102.36%
 (cost $28,504,391).....................                 28,921,905
                                                        -----------
LIABILITIES LESS OTHER
 ASSETS -- (2.36%)......................                   (668,043)
                                                        -----------
NET ASSETS -- 100.00%...................                $28,253,862
                                                        ===========
+ Security Fair Valued by Adviser.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
BONDS AND NOTES -- 92.82%
U.S. GOVERNMENT AGENCIES -- 4.65%
Federal Farm Credit Bank
 6.690%, 09/08/10......................    $  500,000   $   521,781
Federal Home Loan Mortgage Corp.
 6.625%, 09/15/09......................       400,000       414,942
Federal National Mortgage Association
 6.375%, 06/15/09......................       750,000       766,871
Tennessee Valley Authority
 5.375%, 11/13/08......................       350,000       339,812
                                                        -----------
                                                          2,043,406
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS -- 7.50%
U.S. Treasury Bonds
 5.250%, 11/15/28......................       750,000       685,984
 6.125%, 08/15/29......................     2,000,000     2,074,830
 6.250%, 05/15/30......................       500,000       530,391
                                                        -----------
                                                          3,291,205
                                                        -----------
ASSET BACKED -- 8.71%
California Infrastructure PG & E
 6.420%, 09/25/08......................     1,000,000     1,022,195
Discover Credit Card Master Trust
 5.850%, 01/17/06......................       500,000       509,069
First USA Credit Card Master Trust
 6.420%, 03/17/05......................       250,000       255,595
Green Tree Financial Corp.
 6.870%, 01/15/29......................       190,533       194,283
GS Mortgage Securities Corp. II
 6.620%, 10/18/30......................       300,000       302,245
Merrill Lynch Mortgage Investors, Inc.
 7.370%, 06/15/08......................       336,030       350,961
The Money Store Home Equity Trust
 5.675%, 02/15/09......................       110,773       111,221
 8.140%, 10/15/27......................       350,000       365,056
Morgan Stanley Capital I
 6.760%, 11/15/08......................       349,881       358,241
Sears Credit Account Master Trust
 5.650%, 03/17/09......................       350,000       354,489
                                                        -----------
                                                          3,823,355
                                                        -----------
CORPORATE BOND -- 39.17%
AT&T Corp.
 5.625%, 03/15/04......................       400,000       399,003
Abbott Laboratories Corp.
 5.400%, 09/15/08......................       500,000       479,395
Allstate Corp.
 7.200%, 12/01/09......................       600,000       624,337
Ameritech Capital Funding
 5.950%, 01/15/38......................       700,000       700,423
Amoco Canada Petroleum Co.
 7.950%, 10/01/22......................       500,000       533,373
Asian Development Bank
 5.593%, 07/16/18......................       500,000       505,024
Burlington Northern Santa Fe
 6.940%, 01/02/14......................       249,964       244,026
 6.530%, 07/15/37......................       400,000       409,445
Canadian National Railway Co.
 6.450%, 07/15/36......................       400,000       403,824
Central Illinois Public Service Co.
 7.610%, 06/01/17......................       300,000       305,530

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Citicorp
 7.200%, 06/15/07......................    $  250,000   $   260,713
Coca-Cola Enterprises
 7.000%, 10/01/26......................       500,000       524,072
Conagra, Inc.
 6.700%, 08/01/27......................       200,000       194,192
CSX Corp.
 6.420%, 06/15/10......................       250,000       243,184
CSX Transportation, Inc.
 6.500%, 04/15/14......................       600,000       574,702
Delphi Auto Systems Corp.
 6.125%, 05/01/04......................       500,000       500,853
Federal Express Corp.
 6.720%, 01/15/22......................       382,661       371,467
Florida Power Corp.
 6.000%, 07/01/03......................       400,000       404,639
Ford Motor Credit Co.
 5.125%, 10/15/01......................       300,000       300,839
 7.200%, 06/15/07......................       600,000       613,982
General Electric Credit Co.
 6.500%, 11/01/06......................       300,000       310,154
General Motors Acceptance Corp.
 6.750%, 01/15/06......................       500,000       508,217
GTE Corp.
 6.36% 04/15/06........................       400,000       402,427
GTE South, Inc.
 6.125%, 06/15/07......................       200,000       198,457
Halliburton Co.
 6.750%, 02/01/27......................       250,000       261,257
Household Finance Corp.
 6.400%, 06/17/08......................       500,000       491,300
J.P. Morgan & Co., Inc.
 6.700%, 11/01/07......................       250,000       253,119
Madison Gas & Electric Co.
 6.020%, 09/15/08......................       300,000       285,990
Merrill Lynch & Co., Inc.
 7.150%, 07/30/12......................       350,000       348,348
Norfolk Southern Corp.
 7.050%, 05/01/37......................       350,000       359,489
Northwest Airlines Corp.
 7.935%, 10/01/20......................       670,255       705,098
Oklahoma Gas & Electric Co.
 6.650%, 07/15/27......................       250,000       250,483
Progress Energy, Inc.
 7.100%, 03/01/11......................       200,000       202,905
Procter & Gamble Co.
 5.250%, 09/15/03......................       500,000       504,111
Province of Ontario
 5.500%, 10/01/08......................       400,000       387,557
Qwest Capital Funding Company Guarantee
 6.250%, 07/15/05......................       300,000       297,469
Salomon Smith Barney Holding
 6.250%, 05/15/03......................       250,000       255,478
Sears Roebuck Acceptance Corp.
 6.000%, 03/20/03......................       200,000       201,723
Sun Microsystems, Inc.
 7.500%, 08/15/06......................       350,000       361,392
Suntrust Capital II
 7.900%, 06/15/27......................       200,000       198,568
Time Warner, Inc.
 6.950%, 01/15/28......................       600,000       558,621

COUNTRY MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2001

--------------------------------------------------------------------------------
COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
LONG-TERM BOND SERIES (CONTINUED)

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
Transamerica Financial Corp.
 6.125%, 11/01/01......................    $  350,000   $   351,987
Wachovia Corp.
 6.605%, 10/01/25......................       600,000       610,312
Wisconsin Bell Telephone Co.
 6.350%, 12/01/26......................       300,000       301,882
                                                        -----------
                                                         17,199,367
                                                        -----------
MORTGAGE BACKED -- 32.35%
Federal Home Loan Mortgage Corp.
 6.000%, 03/15/09......................       476,936       479,175
 7.000%, 03/01/12......................     1,986,419     2,038,454
 6.500%, 02/15/21......................       265,570       267,124
 5.000%, 05/15/21......................       625,000       611,828
 6.400%, 09/25/28......................       500,000       477,353
Federal National Mortgage Association
 6.000%, 02/18/21......................       300,000       301,834
 6.247%, 03/17/21......................       525,436       527,569
 6.500%, 09/25/22......................       200,000       203,779
Government National Mortgage
 Association
 6.500%, 04/15/26......................       946,670       941,570
 8.000%, 07/15/26......................       988,650     1,029,374
 6.500%, 07/15/29......................     1,526,761     1,512,358
 7.500%, 11/15/29......................       913,412       938,278
 6.000%, 06/15/31......................     3,999,505     3,875,125
Heller Financial Co.
 7.750%, 11/15/09......................       400,000       426,101
J.P. Morgan Commercial Mortgage Finance
 Corp.
 7.088%, 09/15/29......................       556,000       573,999
                                                        -----------
                                                         14,203,921
                                                        -----------

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                           ----------   -----------
MUNICIPAL -- 0.44%
Wisconsin State Unlimited General
 Obligation
 6.550%, 11/01/05......................    $  190,000   $   195,012
                                                        -----------
TOTAL BONDS AND NOTES
 (cost $40,135,859)....................                  40,756,266
                                                        -----------
COMMERCIAL PAPER -- 3.34%
 (cost $1,468,000)
Citicorp
 3.750%, 07/19/01......................     1,468,000     1,468,000
                                                        -----------
OTHER SHORT-TERM INVESTMENTS -- 2.75%
                                             SHARES
                                           ----------
MONEY MARKET FUNDS
Federated Prime Obligation Fund........       253,021       253,021
Janus Institutional Money Market.......       954,822       954,822
                                                        -----------
TOTAL MONEY MARKET FUNDS
 (cost $1,207,843).....................                   1,207,843
                                                        -----------
TOTAL INVESTMENTS -- 98.91%
 (cost $42,811,702)....................                  43,432,109
                                                        -----------
OTHER ASSETS NET OF
 LIABILITIES -- 1.09%..................                     476,959
                                                        -----------
NET ASSETS -- 100.00%..................                 $43,909,068
                                                        ===========

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2001

--------------------------------------------------------------------------------

                                                                                                         COUNTRY
                                                                                          TAXABLE FIXED INCOME SERIES FUND, INC.
                                                               COUNTRY       COUNTRY     ----------------------------------------
                                                COUNTRY         ASSET      TAX EXEMPT                   SHORT-TERM     LONG-TERM
                                                 GROWTH      ALLOCATION       BOND       MONEY MARKET   GOVERNMENT       BOND
                                               FUND, INC.    FUND, INC.    FUND, INC.       SERIES      BOND SERIES     SERIES
                                              ------------   -----------   -----------   ------------   -----------   -----------
ASSETS:
 Investments in securities:
   At cost..................................  $133,070,670   $15,948,395   $15,227,749   $64,416,464    $28,504,391   $42,811,702
                                              ============   ===========   ===========   ===========    ===========   ===========
   At value.................................  $180,104,800   $19,794,588   $15,788,730   $64,416,464    $28,921,905   $43,432,109
 Cash.......................................         2,732         1,149            --            --            --             16
 Receivable for investment securities
   sold.....................................     1,271,005       136,629            --            --            --             --
 Receivable for capital stock sold..........       130,839         1,842            --       475,145        35,063        108,173
 Dividends receivable.......................       153,048        11,187            --            --            --             --
 Interest receivable........................        48,236        63,536       242,328       487,528       364,517        500,232
 Receivable from Advisor....................            --            --         8,083            --            --             --
 Prepaid expenses and other assets..........         2,870         1,341         1,515           690           726            859
                                              ------------   -----------   -----------   -----------    -----------   -----------
   Total assets.............................   181,713,530    20,010,272    16,040,656    65,379,827    29,322,211     44,041,389
                                              ------------   -----------   -----------   -----------    -----------   -----------
LIABILITIES:
 Cash overdraft.............................            --            --            --         9,327           902             --
 Payable for securities purchased...........       511,799        40,088            --            --       998,310          4,003
 Payable for capital stock redeemed.........        98,668            --        18,000        19,990        31,062         75,642
 Distributions payable......................            --            --            --       194,424            --             --
 Payable to Advisor.........................       113,983        12,491            --        28,314        10,224         16,083
 Accrued expenses and other liabilities.....       132,681        29,181        24,707        39,833        27,851         36,593
                                              ------------   -----------   -----------   -----------    -----------   -----------
   Total liabilities........................       857,131        81,760        42,707       291,888     1,068,349        132,321
                                              ------------   -----------   -----------   -----------    -----------   -----------
NET ASSETS..................................  $180,856,399   $19,928,512   $15,997,949   $65,087,939    $28,253,862   $43,909,068
                                              ============   ===========   ===========   ===========    ===========   ===========
NET ASSETS CONSIST OF:
 Paid in capital............................  $132,990,754   $16,030,043   $15,389,700   $65,087,939    $27,819,964   $42,966,048
 Undistributed net investment income........       571,122            --         5,539            --        14,716         37,351
 Accumulated net realized gain (loss) on
   investments..............................       260,393        52,276        41,729            --         1,668        285,262
 Unrealized appreciation on investment
   securities...............................    47,034,130     3,846,193       560,981            --       417,514        620,407
                                              ------------   -----------   -----------   -----------    -----------   -----------
Total -- representing net assets applicable
 to outstanding capital stock...............  $180,856,399   $19,928,512   $15,997,949   $65,087,939    $28,253,862   $43,909,068
                                              ============   ===========   ===========   ===========    ===========   ===========
 Shares of capital stock outstanding........     8,011,019     1,328,342     1,830,105    65,087,939     2,774,775      4,270,243
                                              ============   ===========   ===========   ===========    ===========   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE............................     $22.58        $15.00         $8.74         $1.00         $10.18        $10.28
                                              ============   ===========   ===========   ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Year Ended June 30, 2001

--------------------------------------------------------------------------------

                                                                                           COUNTRY TAXABLE FIXED INCOME SERIES
                                                             COUNTRY       COUNTRY      -----------------------------------------
                                             COUNTRY          ASSET       TAX EXEMPT                    SHORT-TERM     LONG-TERM
                                              GROWTH       ALLOCATION        BOND       MONEY MARKET    GOVERNMENT        BOND
                                            FUND, INC.     FUND, INC.     FUND, INC.       SERIES       BOND SERIES      SERIES
                                           ------------    -----------    ----------    ------------    -----------    ----------
INVESTMENT INCOME:
 Dividends...............................  $  2,320,421    $   180,705    $      --      $       --     $       --     $       --
 Interest................................       798,846        561,228      804,576       3,881,192      1,646,836      2,719,164
                                           ------------    -----------    ----------     ----------     ----------     ----------
   Total investment income...............     3,119,267        741,933      804,576       3,881,192      1,646,836      2,719,164
                                           ------------    -----------    ----------     ----------     ----------     ----------
EXPENSES:
 Investment advisory fees (Note E).......     1,418,592        172,173       79,344         325,520        138,198        315,616
 Distribution expenses (Note F)..........       217,868         26,513       18,490              --         32,262         49,346
 Transfer agent fees.....................       100,340         11,552       25,031          47,312         18,397         20,503
 Professional fees.......................        27,271          8,596        4,191          11,918          5,830          7,030
 Printing................................        59,128          6,677        4,500          29,509          7,452         11,002
 Custody fees............................        28,929          4,170        5,085           7,178          3,865          6,001
 Directors' fees.........................         5,402          1,405        1,278             694            547            803
 Administration fees.....................       159,149         29,526       26,914          54,220         29,969         35,799
 Accounting fees.........................        61,414         33,849       29,548          36,712         31,555         39,832
 Insurance...............................        16,616          2,376        1,600           5,459          2,248          3,119
 Registration fees.......................        11,965          9,337        2,833           5,690          2,841          3,553
 Miscellaneous...........................         2,334          2,008        1,508           1,993            808          1,004
                                           ------------    -----------    ----------     ----------     ----------     ----------
   Total expenses........................     2,109,008        308,182      200,322         526,205        273,972        493,608
 Less: Expenses waived (Note E)..........       (28,929)        (4,170)     (65,437)         (7,178)       (39,069)      (135,910)
                                           ------------    -----------    ----------     ----------     ----------     ----------
   Net expenses..........................     2,080,079        304,012      134,885         519,027        234,903        357,698
                                           ------------    -----------    ----------     ----------     ----------     ----------
NET INVESTMENT INCOME....................     1,039,188        437,921      669,691       3,362,165      1,411,933      2,361,466
                                           ------------    -----------    ----------     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) IN
 INVESTMENTS -- (NOTE D):
 Net realized gain on investments........     3,853,147        486,564       87,539              --         63,287        445,276
 Net change in unrealized appreciation
   (depreciation) on investments.........   (12,285,163)    (1,157,523)     414,971              --        679,006      1,715,233
                                           ------------    -----------    ----------     ----------     ----------     ----------
 Net realized and unrealized gain (loss)
   on investments........................    (8,432,016)      (670,959)     502,510              --        742,293      2,160,509
                                           ------------    -----------    ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ (7,392,828)   $  (233,038)   $1,172,201     $3,362,165     $2,154,226     $4,521,975
                                           ============    ===========    ==========     ==========     ==========     ==========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         COUNTRY                       COUNTRY
                                                                    GROWTH FUND, INC.        ASSET ALLOCATION FUND, INC.
                                                               ---------------------------   ---------------------------
                                                                YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                 06/30/01       06/30/00       06/30/01       06/30/00
                                                               ------------   ------------   ------------   ------------
OPERATIONS:
 Net investment income......................................   $  1,039,188   $    807,827   $   437,921    $   508,626
 Net realized gain on investments...........................      3,853,147     28,803,103       486,564      1,821,361
 Net change in unrealized appreciation (depreciation) of
   investments..............................................    (12,285,163)   (11,385,986)   (1,157,523)      (447,971)
                                                               ------------   ------------   -----------    -----------
 Net increase (decrease) in net assets resulting from
   operations...............................................     (7,392,828)    18,224,944      (233,038)     1,882,016
                                                               ------------   ------------   -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE B):
 Net investment income......................................       (494,858)    (1,067,761)     (434,890)      (513,193)
 Net realized gains on investments..........................    (27,476,069)   (15,233,892)   (1,945,116)    (1,539,187)
                                                               ------------   ------------   -----------    -----------
 Total distributions........................................    (27,970,927)   (16,301,653)   (2,380,006)    (2,052,380)
                                                               ------------   ------------   -----------    -----------
CAPITAL STOCK TRANSACTIONS -- NET (NOTE C)..................     21,715,645     10,510,955    (2,201,276)     1,628,457
                                                               ------------   ------------   -----------    -----------
 Total increase (decrease) in net assets....................    (13,648,110)    12,434,246    (4,814,320)     1,458,093
NET ASSETS:
 Beginning of year..........................................    194,504,509    182,070,263    24,742,832     23,284,739
                                                               ------------   ------------   -----------    -----------
 End of year................................................   $180,856,399   $194,504,509   $19,928,512    $24,742,832
                                                               ============   ============   ===========    ===========

                                                                                               COUNTRY TAXABLE FIXED
                                                                         COUNTRY             INCOME SERIES FUND, INC.
                                                               TAX EXEMPT BOND FUND, INC.       MONEY MARKET SERIES
                                                               ---------------------------   -------------------------
                                                                YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                 06/30/01       06/30/00      06/30/01      06/30/00
                                                               ------------   ------------   -----------   -----------
OPERATIONS:
 Net investment income......................................   $   669,691    $   683,570    $ 3,362,165   $ 3,194,665
 Net realized gain on investments...........................        87,539         84,831             --            --
 Net change in unrealized appreciation (depreciation) of
   investments..............................................       414,971       (271,453)            --            --
                                                               -----------    -----------    -----------   -----------
 Net increase in net assets resulting from operations.......     1,172,201        496,948      3,362,165     3,194,665
                                                               -----------    -----------    -----------   -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE B):
 Net investment income......................................      (663,737)      (682,986)    (3,362,139)   (3,194,665)
 Net realized gains on investments..........................      (128,978)       (55,062)            --            --
                                                               -----------    -----------    -----------   -----------
 Total distributions........................................       792,715       (738,048)    (3,362,139)   (3,194,665)
                                                               -----------    -----------    -----------   -----------
CAPITAL STOCK TRANSACTIONS -- NET (NOTE C)..................       (59,230)    (1,588,648)    (3,580,411)    5,646,552
                                                               -----------    -----------    -----------   -----------
 Total increase (decrease) in net assets....................       320,256     (1,829,748)     3,580,385     5,646,552
NET ASSETS:
 Beginning of year..........................................    15,677,693     17,507,441     68,668,324    63,021,772
                                                               -----------    -----------    -----------   -----------
 End of year................................................   $15,997,949    $15,677,693    $65,087,939   $68,668,324
                                                               ===========    ===========    ===========   ===========

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                           COUNTRY TAXABLE FIXED INCOME      COUNTRY TAXABLE FIXED INCOME
                                                                 SERIES FUND, INC.                 SERIES FUND, INC.
                                                         SHORT-TERM GOVERNMENT BOND SERIES       LONG-TERM BOND SERIES
                                                         ---------------------------------   -----------------------------
                                                           YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                            06/30/01          06/30/00         06/30/01        06/30/00
                                                         ---------------   ---------------   -------------   -------------
OPERATIONS:
 Net investment income................................     $ 1,411,933       $ 1,491,662      $ 2,361,466     $ 2,299,619
 Net realized gain (loss) on investments..............          63,287           (48,342)         445,276        (138,481)
 Net change in unrealized appreciation (depreciation)
   of investments.....................................         679,006          (195,180)       1,715,233        (562,476)
                                                           -----------       -----------      -----------     -----------
 Net increase in net assets resulting from
   operations.........................................       2,154,226         1,248,140        4,521,975       1,598,662
                                                           -----------       -----------      -----------     -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE
 B):
 Net investment income................................      (1,415,508)       (1,487,039)      (2,342,783)     (2,291,508)
 Net realized gains on investments....................              --                --               --        (422,149)
                                                           -----------       -----------      -----------     -----------
 Total distributions..................................      (1,415,508)       (1,487,039)      (2,342,783)     (2,713,657)
                                                           -----------       -----------      -----------     -----------
CAPITAL STOCK TRANSACTIONS -- NET (NOTE C)............         526,661        (2,510,236)       1,729,610         381,048
                                                           -----------       -----------      -----------     -----------
 Total increase (decrease) in net assets..............       1,265,379        (2,749,135)       3,908,802        (733,947)
NET ASSETS:
 Beginning of year....................................      26,988,483        29,737,618       40,000,266      40,734,213
                                                           -----------       -----------      -----------     -----------
 End of year..........................................     $28,253,862       $26,988,483      $43,909,068     $40,000,266
                                                           ===========       ===========      ===========     ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                           COUNTRY GROWTH FUND, INC.
                                                              ----------------------------------------------------
                                                                              YEARS ENDED JUNE 30,
                                                              ----------------------------------------------------
                                                                2001       2000       1999       1998       1997
                                                              --------   --------   --------   --------   --------
Net asset value, beginning of year..........................  $  27.41   $  27.24   $  23.04   $  22.51   $  18.88
                                                              --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................      0.14       0.12       0.15       0.17       0.15
  Net realized and unrealized gains (losses)................     (1.08)      2.46       5.50       2.19       4.81
                                                              --------   --------   --------   --------   --------
    Total from investment operations........................     (0.94)      2.58       5.65       2.36       4.96
                                                              --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................     (0.15)     (0.16)     (0.15)     (0.15)     (0.20)
  Distributions from capital gains..........................     (3.74)     (2.25)     (1.30)     (1.68)     (1.13)
                                                              --------   --------   --------   --------   --------
    Total distributions.....................................     (3.89)     (2.41)     (1.45)     (1.83)     (1.33)
                                                              --------   --------   --------   --------   --------
Net asset value, end of year................................  $  22.58   $  27.41   $  27.24   $  23.04   $  22.51
                                                              ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN.....................................     -3.87%     10.29%     26.10%     10.98%     28.54%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $180,856   $194,505   $182,070   $160,315   $140,786
  Ratio of expenses to average net assets:
    Before expense waiver...................................      1.12%      1.16%      1.08%      1.02%        --
    After expense waiver....................................      1.10%      1.13%      1.04%      1.00%      1.16%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................      0.53%      0.41%      0.55%      0.73%        --
    After expense waiver....................................      0.55%      0.44%      0.59%      0.75%      0.84%
  Portfolio turnover rate...................................     22.23%     30.82%     31.88%     33.06%     30.74%

                                                                    COUNTRY ASSET ALLOCATION FUND, INC.
                                                              ------------------------------------------------
                                                                            YEARS ENDED JUNE 30,
                                                              ------------------------------------------------
                                                               2001      2000       1999      1998      1997
                                                              -------   -------    -------   -------   -------
Net asset value, beginning of year..........................  $ 16.95   $ 17.12    $ 15.20   $ 14.64   $ 13.39
                                                              -------   -------    -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.31      0.36       0.37      0.39      0.35
  Net realized and unrealized gains (losses)................    (0.49)     0.96       2.04      1.22      2.11
                                                              -------   -------    -------   -------   -------
    Total from investment operations........................    (0.18)     1.32       2.41      1.61      2.46
                                                              -------   -------    -------   -------   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.31)    (0.36)     (0.37)    (0.39)    (0.34)
  Distributions from capital gains..........................    (1.46)    (1.13)     (0.12)    (0.66)    (0.87)
                                                              -------   -------    -------   -------   -------
    Total distributions.....................................    (1.77)    (1.49)     (0.49)    (1.05)    (1.21)
                                                              -------   -------    -------   -------   -------
Net asset value, end of year................................  $ 15.00   $ 16.95    $ 17.12   $ 15.20   $ 14.64
                                                              =======   =======    =======   =======   =======
TOTAL INVESTMENT RETURN.....................................    -1.24%     8.14%     16.22%    11.41%    19.95%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $19,929   $24,743    $23,285   $18,650   $14,272
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.34%     1.26%      1.22%     1.25%       --
    After expense waiver....................................     1.32%     1.23%      1.16%     1.21%     1.46%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     1.89%     2.13%      2.30%     2.57%       --
    After expense waiver....................................     1.91%     2.16%      2.36%     2.61%     2.57%
  Portfolio turnover rate...................................    19.78%    25.85%     33.91%    20.07%    19.25%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                      COUNTRY TAX EXEMPT BOND FUND, INC.
                                                              ---------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                              ---------------------------------------------------
                                                               2001       2000       1999       1998       1997
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of year..........................  $  8.53    $  8.65    $  8.95    $  8.70    $  8.41
                                                              -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.37       0.36       0.36       0.37       0.36
  Net realized and unrealized gains (losses)................     0.28      (0.09)     (0.16)      0.27       0.31
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................     0.65       0.27       0.20       0.64       0.67
                                                              -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.37)     (0.36)     (0.36)     (0.37)     (0.36)
  Distributions from capital gains..........................    (0.07)     (0.03)     (0.14)     (0.02)     (0.02)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.44)     (0.39)     (0.50)     (0.39)     (0.38)
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................  $  8.74    $  8.53    $  8.65    $  8.95    $  8.70
                                                              =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN.....................................     7.73%      3.16%      2.14%      7.45%      8.15%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $15,998    $15,678    $17,507    $17,669    $18,008
  Ratio of expenses to average net assets:
    Before expense waiver...................................     1.26%      1.17%      1.07%      1.01%        --
    After expense waiver....................................     0.85%      1.08%      1.00%      0.97%      1.14%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     3.81%      4.05%      3.83%      4.13%        --
    After expense waiver....................................     4.22%      4.14%      3.90%      4.17%      4.23%
  Portfolio turnover rate...................................    35.37%     16.76%     39.85%     24.83%     11.35%

                                                                COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                              MONEY MARKET SERIES
                                                              ---------------------------------------------------
                                                                             YEARS ENDED JUNE 30,
                                                              ---------------------------------------------------
                                                               2001       2000       1999       1998       1997
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of year..........................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              -------    -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income.....................................     0.05       0.05       0.04       0.05       0.05
                                                              -------    -------    -------    -------    -------
    Total from investment operations........................     0.05       0.05       0.04       0.05       0.05
                                                              -------    -------    -------    -------    -------
  LESS DISTRIBUTIONS
  Dividends from net investment income......................    (0.05)     (0.05)     (0.04)     (0.05)     (0.05)
                                                              -------    -------    -------    -------    -------
    Total distributions.....................................    (0.05)     (0.05)     (0.04)     (0.05)     (0.05)
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                              =======    =======    =======    =======    =======
TOTAL INVESTMENT RETURN.....................................     5.31%      5.13%      4.54%      4.94%      4.63%
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)......................  $65,088    $68,668    $63,022    $53,022    $60,674
  Ratio of expenses to average net assets:
    Before expense waiver...................................     0.81%      0.79%      0.82%      0.83%        --
    After expense waiver....................................     0.80%      0.77%      0.77%      0.81%      0.94%
  Ratio of net investment income to average net assets:
    Before expense waiver...................................     5.15%      5.00%      4.39%      4.81%        --
    After expense waiver....................................     5.16%      5.02%      4.44%      4.83%      4.55%

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

                                                                     COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                           SHORT-TERM GOVERNMENT BOND SERIES
                                                              ------------------------------------------------------------
                                                                        YEARS ENDED JUNE 30,               FOR THE PERIOD
                                                              ----------------------------------------       01/02/97**
                                                               2001       2000       1999       1998      THROUGH 06/30/97
                                                              -------    -------    -------    -------    ----------------
Net asset value, beginning of year..........................  $  9.91    $  9.99    $ 10.11    $ 10.01        $ 10.00
                                                              -------    -------    -------    -------        -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income......................................     0.52       0.51       0.51       0.54           0.20
 Net realized and unrealized gains (losses).................     0.27      (0.08)     (0.09)      0.10           0.01
                                                              -------    -------    -------    -------        -------
   Total from investment operations.........................     0.79       0.43       0.42       0.64           0.21
                                                              -------    -------    -------    -------        -------
 LESS DISTRIBUTIONS
 Dividends from net investment income.......................    (0.52)     (0.51)     (0.51)     (0.54)         (0.20)
 Distributions from capital gains...........................       --         --      (0.03)        --             --
                                                              -------    -------    -------    -------        -------
   Total distributions......................................    (0.52)     (0.51)     (0.54)     (0.54)         (0.20)
                                                              -------    -------    -------    -------        -------
Net asset value, end of year................................  $ 10.18    $  9.91    $  9.99    $ 10.11        $ 10.01
                                                              =======    =======    =======    =======        =======
TOTAL INVESTMENT RETURN.....................................     8.13%      4.43%      4.27%      6.50%          2.10%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).......................  $28,254    $26,988    $29,738    $28,309        $24,285
 Ratio of expenses to average net assets:
   Before expense waiver....................................     0.99%      0.90%      0.90%      0.92%          3.88%*
   After expense waiver.....................................     0.85%      0.84%      0.83%      0.86%          0.76%*
 Ratio of net investment income to average net assets:
   Before expense waiver....................................     4.97%      5.06%      4.93%      5.30%          1.78%*
   After expense waiver.....................................     5.11%      5.12%      5.00%      5.36%          4.90%*
 Portfolio turnover rate....................................    14.09%      7.95%     29.24%      1.54%          0.00%

                                                                     COUNTRY TAXABLE FIXED INCOME SERIES FUND, INC.
                                                                                 LONG-TERM BOND SERIES
                                                              ------------------------------------------------------------
                                                                        YEARS ENDED JUNE 30,               FOR THE PERIOD
                                                              ----------------------------------------       01/02/97**
                                                               2001       2000       1999       1998      THROUGH 06/30/97
                                                              -------    -------    -------    -------    ----------------
Net asset value, beginning of year..........................  $  9.75    $ 10.01    $ 10.48    $ 10.04        $ 10.00
                                                              -------    -------    -------    -------        -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income......................................     0.57       0.56       0.56       0.56           0.20
 Net realized and unrealized gains (losses).................     0.53      (0.16)     (0.21)      0.45           0.04
                                                              -------    -------    -------    -------        -------
   Total from investment operations.........................     1.10       0.40       0.35       1.01           0.24
                                                              -------    -------    -------    -------        -------
 LESS DISTRIBUTIONS
 Dividends from net investment income.......................    (0.57)     (0.56)     (0.56)     (0.56)         (0.20)
 Distributions from capital gains...........................       --      (0.10)     (0.26)     (0.01)            --
                                                              -------    -------    -------    -------        -------
   Total distributions......................................    (0.57)     (0.66)     (0.82)     (0.57)         (0.20)
                                                              -------    -------    -------    -------        -------
Net asset value, end of year................................  $ 10.28    $  9.75    $ 10.01    $ 10.48        $ 10.04
                                                              =======    =======    =======    =======        =======
TOTAL INVESTMENT RETURN.....................................    11.49%      4.21%      3.29%     10.24%          2.44%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's).......................  $43,909    $40,000    $40,734    $38,800        $32,932
 Ratio of expenses to average net assets:
   Before expense waiver....................................     1.17%      1.10%      1.09%      1.12%          3.82%*
   After expense waiver.....................................     0.85%      0.85%      0.85%      0.89%          0.78%*
 Ratio of net investment income to average net assets:
   Before expense waiver....................................     5.29%      5.46%      5.08%      5.24%          2.11%*
   After expense waiver.....................................     5.61%      5.71%      5.32%      5.47%          5.15%*
 Portfolio turnover rate....................................    49.90%     42.62%     29.19%     25.11%         41.77%

 * Annualized
** Commencement of operations

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2001

--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds (f/k/a IAA Trust Mutual Funds) represent four separate funds, with one Fund containing three separate Series (referred to herein as "Funds" or "Series"). Each of the Funds and Series has distinct investment objectives and policies. The four Funds are as follows: COUNTRY Growth Fund, Inc. ("Growth Fund") (f/k/a IAA Trust Growth Fund, Inc.); COUNTRY Asset Allocation Fund, Inc. ("Asset Allocation Fund") (f/k/a IAA Trust Asset Allocation Fund, Inc.); COUNTRY Tax Exempt Bond Fund, Inc. ("Tax Exempt Bond Fund") (f/k/a IAA Trust Tax Exempt Bond Fund, Inc.); and COUNTRY Taxable Fixed Income Series Fund, Inc. ("Taxable Fixed Income Series Fund") (f/k/a IAA Trust Taxable Fixed Income Series Fund, Inc.). The Taxable Fixed Income Series Fund currently consists of the following three separate investment Series: COUNTRY Money Market Series ("Money Market Series") (f/k/a IAA Trust Money Market Series); COUNTRY Short-Term Government Bond Series ("Short-Term Government Bond Series") (f/k/a IAA Trust Short-Term Government Bond Series); and COUNTRY Long-Term Bond Series ("Long-Term Bond Series") (f/k/a IAA Trust Long-Term Bond Series). The Funds are separately incorporated and registered companies under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management companies.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

    (1) SECURITY VALUATION: For the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series, securities traded on national exchanges and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the New York Stock Exchange. Securities for which there have been no sales on such day are valued at the last reported bid price on such exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Series, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized to maturity and are included in interest income. Securities may be valued at fair value as determined in good faith by the Board of Directors.

    (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

    (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

    (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: In the Growth Fund, dividends from net investment income are declared and distributed to shareholders twice a year. The Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series declare and distribute net investment income dividends to shareholders monthly. The Money Market Series declares dividends daily from its net investment income, which are payable monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

    For the fiscal year ended June 30, 2001, the Tax Exempt Bond Fund designated 100% of its income distributions as tax-exempt interest dividends.

--------------------------------------------------------------------------------

    The following Funds hereby designate the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (unaudited):

GROWTH FUND       ASSET ALLOCATION FUND       TAX EXEMPT BOND FUND
-----------       ---------------------       --------------------
$27,476,068            $1,891,828                   $128,888

NOTE (C) CAPITAL STOCK: At June 30, 2001, 10,000,000 shares of capital stock were authorized for each of the Growth Fund, Asset Allocation Fund, and Tax Exempt Bond Fund, each Fund having a par value of $1.00 per share. The authorized capitalization of the Taxable Fixed Income Series Fund consists of 250,000,000 shares with the par value of $0.10 per share. 100,000,000 of this Fund's shares are designated as Money Market Series, 50,000,000 of its shares are designated as Short-Term Government Bond Series, and 25,000,000 of its shares are designated as Long-Term Bond Series. The remaining 75,000,000 shares are undesignated.

Transactions in capital stock were as follows:

                                                         GROWTH FUND
                                                         -----------
                                            YEAR ENDED                 YEAR ENDED
                                          JUNE 30, 2001              JUNE 30, 2000
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ---------   ------------   ---------   ------------
Shares sold.......................     754,001   $ 17,841,509     596,058   $ 15,420,891
Shares issued through reinvestment
 of dividends.....................   1,106,642     26,310,597     597,638     15,386,388
                                     ---------   ------------   ---------   ------------
                                     1,860,643     44,152,106   1,193,696     30,807,279
                                     ---------   ------------   ---------   ------------
Shares redeemed...................    (946,754)   (22,436,461)   (781,447)   (20,296,324)
                                     ---------   ------------   ---------   ------------
Net increase (decrease)...........     913,889   $ 21,715,645     412,249   $ 10,510,955
                                     =========   ============   =========   ============

                                                     ASSET ALLOCATION FUND
                                                     ---------------------
                                            YEAR ENDED                   YEAR ENDED
                                          JUNE 30, 2001                JUNE 30, 2000
                                    --------------------------   --------------------------
                                      SHARES         AMOUNT        SHARES         AMOUNT
                                    -----------   ------------   -----------   ------------
Shares sold.......................      168,949   $  2,713,311       175,999   $  2,938,126
Shares issued through reinvestment
 of dividends.....................      134,605      2,079,014       108,025      1,798,104
                                    -----------   ------------   -----------   ------------
                                        303,554      4,792,325       284,024      4,736,230
                                    -----------   ------------   -----------   ------------
Shares redeemed...................     (434,736)    (6,993,601)     (184,910)    (3,107,773)
                                    -----------   ------------   -----------   ------------
Net increase (decrease)...........     (131,182)  $ (2,201,276)       99,114   $  1,628,457
                                    ===========   ============   ===========   ============

                                                  TAX EXEMPT BOND FUND
                                                  --------------------
                                          YEAR ENDED                 YEAR ENDED
                                        JUNE 30, 2001              JUNE 30, 2000
                                   ------------------------   ------------------------
                                    SHARES        AMOUNT       SHARES        AMOUNT
                                   ---------   ------------   ---------   ------------
Shares sold.....................     134,528   $  1,172,311      34,959   $    299,284
Shares issued through
 reinvestment of dividends......      61,820        536,818      59,017        501,481
                                   ---------   ------------   ---------   ------------
                                     196,348      1,709,129      93,976        800,765
                                   ---------   ------------   ---------   ------------
Shares redeemed.................    (203,427)    (1,768,359)   (280,499)    (2,389,413)
                                   ---------   ------------   ---------   ------------
Net increase (decrease).........      (7,079)  $    (59,230)   (186,523)  $ (1,588,648)
                                   =========   ============   =========   ============

                                              TAXABLE FIXED INCOME SERIES FUND
                                              --------------------------------
                                                     MONEY MARKET SERIES
                                                     -------------------
                                           YEAR ENDED                    YEAR ENDED
                                         JUNE 30, 2001                 JUNE 30, 2000
                                  ----------------------------   --------------------------
                                     SHARES         AMOUNT         SHARES         AMOUNT
                                  ------------   -------------   -----------   ------------
Shares sold.....................   100,401,385   $ 100,401,385    76,590,294   $ 76,590,145
Shares issued through
 reinvestment of dividends......     3,344,310       3,344,310     3,198,514      3,198,512
                                  ------------   -------------   -----------   ------------
                                   103,745,695     103,745,695    79,788,808     79,788,657
                                  ------------   -------------   -----------   ------------
Shares redeemed.................  (107,326,106)   (107,326,106)  (74,142,256)   (74,142,105)
                                  ------------   -------------   -----------   ------------
Net increase (decrease).........    (3,580,411)  $  (3,580,411)    5,646,552   $  5,646,552
                                  ============   =============   ===========   ============

--------------------------------------------------------------------------------

                                              TAXABLE FIXED INCOME SERIES FUND
                                              --------------------------------
                                                    SHORT-TERM GOVERNMENT
                                                    ---------------------
                                                         BOND SERIES
                                                         -----------
                                            YEAR ENDED                 YEAR ENDED
                                          JUNE 30, 2001              JUNE 30, 2000
                                     ------------------------   ------------------------
                                      SHARES        AMOUNT       SHARES        AMOUNT
                                     ---------   ------------   ---------   ------------
Shares sold.......................     509,212   $  5,150,922     401,246   $  3,986,251
Shares issued through reinvestment
 of dividends.....................     120,103      1,210,683     131,760      1,305,988
                                     ---------   ------------   ---------   ------------
                                       629,315      6,361,605     533,006      5,292,239
                                     ---------   ------------   ---------   ------------
Shares redeemed...................    (577,508)    (5,834,944)   (786,750)    (7,802,475)
                                     ---------   ------------   ---------   ------------
Net increase (decrease)...........      51,807   $    526,661    (253,744)  $ (2,510,236)
                                     =========   ============   =========   ============


                                               TAXABLE FIXED INCOME SERIES FUND
                                               --------------------------------
                                                     LONG-TERM BOND SERIES
                                                     ---------------------
                                            YEAR ENDED                   YEAR ENDED
                                          JUNE 30, 2001                JUNE 30, 2000
                                    --------------------------   --------------------------
                                      SHARES         AMOUNT        SHARES         AMOUNT
                                    -----------   ------------   -----------   ------------
Shares sold.......................      990,050   $ 10,131,893       619,412   $  6,105,733
Shares issued through reinvestment
 of dividends.....................      204,393      2,066,292       244,530      2,437,007
                                    -----------   ------------   -----------   ------------
                                      1,194,443     12,198,185       863,942      8,542,740
                                    -----------   ------------   -----------   ------------
Shares redeemed...................   (1,028,518)   (10,468,575)     (827,812)    (8,161,692)
                                    -----------   ------------   -----------   ------------
Net increase (decrease)...........      165,925   $  1,729,610        36,130   $    381,048
                                    ===========   ============   ===========   ============

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. Government obligations and short-term notes for the year ended June 30, 2001 were:

                                                               PURCHASES       SALES
                                                              -----------   -----------
Growth Fund.................................................  $39,182,002   $45,337,724
Asset Allocation Fund.......................................  $ 3,115,223   $ 4,991,987
Tax Exempt Bond Fund........................................  $ 5,414,882   $ 5,612,233
Short-Term Govt. Bond Series................................  $ 3,778,739   $ 1,991,429
Long-Term Bond Series.......................................  $10,118,227   $10,260,685

For the year ended June 30, 2001, the aggregate cost of purchases and proceeds from sales of U.S. Government Securities were:

Asset Allocation Fund.......................................  $ 1,156,933   $1,563,406
Short-Term Govt. Bond Series................................  $ 8,530,507   $1,581,791
Long-Term Bond Series.......................................  $10,232,810   $9,588,583

For both Federal income tax and financial statement purposes, the cost of investments at June 30, 2001 were substantially the same for each of the Funds.

For gross unrealized appreciation/depreciation for book and tax purposes at June 30, 2001 consisted of the following:

                                                              APPRECIATION   DEPRECIATION       NET
                                                              ------------   ------------   -----------
Growth Fund.................................................  $52,587,543     $5,553,413    $47,034,130
Asset Allocation Fund.......................................  $ 4,186,750     $  340,557    $ 3,846,193
Tax Exempt Bond Fund........................................  $   582,206     $   21,225    $   560,981
Short-Term Govt. Bond Series................................  $   434,453     $   16,939    $   417,514
Long-Term Bond Series.......................................  $   817,792     $  197,385    $   620,407

NOTE (E) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, Country Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Asset Allocation Fund 0.75%; Tax Exempt Bond Fund 0.50%; Money Market Series 0.50%; Short-Term Government Bond Series 0.50%; and Long-Term Bond Series 0.75%. These fees are accrued daily and paid to the Advisor monthly. Country Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Asset Allocation Fund, Tax Exempt Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series for the year ended June 30, 2001 were:
$28,929, $4,170, $5,085, $7,178, $3,865 and $6,001, respectively.

Effective November 1, 1997, the Advisor agreed to reduce its fees and reimburse the Short-Term Government Bond Fund and the Long-Term Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets. Effective April 1, 2000 the Advisor agreed to reduce its fees and reimburse the Tax Exempt Bond Fund to the extent expenses exceed 0.85% of average daily net assets.

--------------------------------------------------------------------------------

At June 30, 2001, 53.7% of the shares outstanding of the Growth Fund, 71.3% of the shares outstanding of the Asset Allocation Fund, 64.1% of the shares outstanding of the Money Market Series, 67.4% of the shares outstanding of the Short-Term Government Bond Series, and 64.0% of the shares outstanding of the Long-Term Bond Series are represented by omnibus accounts held for the benefit of the Advisor's clients, including a defined contribution benefit plan sponsored by the Advisor.

Investment advisory fees, for the year ended June 30, 2001, are as follows:

                                                                                     EXPENSES
                                                                                      WAIVED
                                                                                       AND
                                                              ADVISORY   ADVISORY   REIMBURSED
                                                                FEE        FEE      BY ADVISOR
                                                              --------   --------   ----------
Tax Exempt Bond Fund........................................    0.50%    $ 79,344    $ 60,352
Short-Term Government Bond Series...........................    0.50%    $138,198    $ 35,204
Long-Term Bond Series.......................................    0.75%    $315,616    $129,909

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees paid by the Growth Fund, Asset Allocation Fund, Tax Exempt Bond Fund, Money Market Series, Short-Term Government Bond Series and Long-Term Bond Series during the year ended June 30, 2001 were $4,402, $4,796, $3,796, $2,409, $2,526 and $2,426, respectively.

NOTE (F) DISTRIBUTION SERVICES AGREEMENTS: Quasar Distributors, LLC serves as the Funds' Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series, and the Long-Term Bond Series have each adopted a Plan of Distribution (the "Plans"), effective April 1, 1993. The Plans permit the participating Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans, is 0.25% of the average daily net assets of each Fund or Series. For the year ended June 30, 2001, the annualized Rule 12b-1 Plan expenses incurred, for the Growth Fund, the Asset Allocation Fund, the Tax Exempt Bond Fund, the Short-Term Government Bond Series and the Long-Term Bond Series were 0.12% of average net assets.

NOTE (G) RECENT FINANCIAL REPORTING PRONOUNCEMENT: In November 2000, the American Institute of Certified Public Accountants issued a new Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supersedes its predecessor and is effective for fiscal years beginning after December 15, 2000. The new Guide, among other things, sets forth certain accounting principles that must be applied by investment companies and may require a change from their present practices. Investment companies will be required to amortize premiums and discounts on debt securities using the interest method and to record paydown gains and losses on asset-backed securities as adjustments to interest income, not as realized gains and losses. The Funds presently intend to adopt the Guide's provisions for the year ending June 30, 2002, and do not expect the adoption of the new guide to have a significant effect on their recognition of income or gains and losses. Further, it will not affect the determination of either net asset values or total returns.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of COUNTRY Mutual Funds

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of COUNTRY Mutual Funds (the "Funds") (comprising, respectively, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., COUNTRY Taxable Fixed Income Series Fund, Inc., which includes COUNTRY Money Market Series, COUNTRY Short-Term Government Bond Series, and COUNTRY Long-Term Bond Series) at June 30, 2001, the results of each of their operations, the changes in each of their net assets, and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
July 27, 2001

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2001

--------------------------------------------------------------------------------

GROWTH FUND VS. STANDARD & POOR'S 500 INDEX

                                                                           GROWTH                            S&P 500
                                                                           ------                            -------
1991                                                                      10000.00                           10000.00
1992                                                                      10423.00                           11339.00
1993                                                                      11644.00                           12882.00
1994                                                                      11362.00                           13060.00
1995                                                                      14393.00                           16460.00
1996                                                                      17489.00                           20736.00
1997                                                                      22480.00                           27927.00
1998                                                                      24949.00                           36347.00
1999                                                                      31460.00                           44619.00
2000                                                                      34698.00                           47854.00
2001                                                                      33355.00                           40767.00

ASSET ALLOCATION FUND VS. MERRILL LYNCH CORPORATE AND GOVERNMENT BOND MASTER INDEX & LIPPER FLEXIBLE FUND INDEX

                                                    ASSET ALLOCATION              MERRILL LYNCH              LIPPER FLEXIBLE
                                                    ----------------              -------------              ---------------
1991                                                    10000.00                    10000.00                    10000.00
1992                                                    11184.00                    11411.00                    11327.00
1993                                                    12255.00                    12772.00                    12830.00
1994                                                    12342.00                    12640.00                    12994.00
1995                                                    14353.00                    14231.00                    15105.00
1996                                                    16469.00                    14934.00                    17404.00
1997                                                    19754.00                    16155.00                    20574.00
1998                                                    22008.00                    17879.00                    24545.00
1999                                                    25578.00                    18430.00                    27312.00
2000                                                    27660.00                    19268.00                    28666.00
2001                                                    27317.00                    21407.00                    26963.00

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2001

--------------------------------------------------------------------------------

TAX EXEMPT BOND VS. LIPPER INTERMEDIATE MUNI INDEX AND LEHMAN BROTHERS' 7 YEAR MUNICIPAL BOND INDEX

                                                       TAX EXEMPT              LIPPER INTERMEDIATE          LEHMAN 7 YR. MUNI
                                                       ----------              -------------------          -----------------
1991                                                    10000.00                    10000.00                    10000.00
1992                                                    10511.00                    11028.00                    11093.00
1993                                                    12016.00                    12119.00                    12284.00
1994                                                    11793.00                    12239.00                    12440.00
1995                                                    12677.00                    13066.00                    13464.00
1996                                                    13349.00                    13725.00                    14209.00
1997                                                    14436.00                    14659.00                    15208.00
1998                                                    15511.00                    15678.00                    16324.00
1999                                                    15843.00                    16023.00                    16801.00
2000                                                    16344.00                    16462.00                    17471.00
2001                                                    17607.00                    17894.00                    19075.00

SHORT-TERM GOVERNMENT BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND MERRILL LYNCH U.S. TREASURY/AGENCY 1-3 YEAR BOND INDEX

                                                                               MERRILL LYNCH U.S.          MERRILL LYNCH U.S.
                                                       SHORT TERM                   DOMESTIC                 TREASURY/AGENCY
                                                       ----------              ------------------          ------------------
1-2-97                                                  10000.00                    10000.00                    10000.00
6-30-97                                                 10210.00                    10308.00                    10288.00
6-30-98                                                 10874.00                    11408.00                    10988.00
6-30-99                                                 11338.00                    11759.00                    11546.00
6-30-00                                                 11840.00                    12294.00                    12111.00
6-30-01                                                 12803.00                    13659.00                    13204.00

 * Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.

ILLUSTRATION OF $10,000 INVESTMENT June 30, 2001

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LONG-TERM BOND SERIES VS. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX

                                                                         LONG TERM                        MERRILL LYNCH
                                                                         ---------                        -------------
1-31-97                                                                   10000.00                           10000.00
6-30-97                                                                   10244.00                           10308.00
6-30-98                                                                   11293.00                           11408.00
6-30-99                                                                   11665.00                           11759.00
6-30-00                                                                   12156.00                           12294.00
6-30-01                                                                   13552.00                           13659.00

* Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing. The Index is un-managed.